UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2018

*

This Form N-Q pertains only to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
July 31, 2018
MFS®  Corporate Bond Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.3%
Aerospace – 2.2%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$11,950,000	$ 11,393,967
L3 Technologies, Inc., 3.85%, 6/15/2023	21,957,000	21,856,546
Lockheed Martin Corp., 3.55%, 1/15/2026	7,857,000	7,794,146
Northrop Grumman Corp., 2.55%, 10/15/2022	31,622,000	30,514,040
Northrop Grumman Corp., 2.93%, 1/15/2025	27,106,000	25,844,908
		$ 97,403,607
Apparel Manufacturers – 0.5%
Coach, Inc., 4.125%, 7/15/2027	$22,765,000	$ 21,624,518
Asset-Backed & Securitized – 0.1%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.672% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)	$1,001,201	$ 922,311
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	6,770	215
Greenwich Capital Commercial Funding Corp., 5.95%, 7/10/2038	699,543	699,669
JPMorgan Chase Commercial Mortgage Securities Corp., 5.782%, 7/15/2042 (n)(q)	1,219,945	840,120
Lehman Brothers Commercial Conduit Mortgage Trust, 0.956%, 2/18/2030 (i)	189,862	2
Morgan Stanley Capital I, Inc., 0.916%, 11/15/2030 (i)(n)	1,252,216	12
		$ 2,462,329
Automotive – 4.1%
Daimler Finance North America LLC, 3.35%, 5/04/2021 (n)	$19,657,000	$ 19,555,468
Ford Motor Credit Co. LLC, 3.47%, 4/05/2021	8,753,000	8,684,026
General Motors Co., 5.15%, 4/01/2038	10,480,000	10,070,966
General Motors Co., 6.25%, 10/02/2043	10,919,000	11,397,967
General Motors Financial Co., Inc., 2.35%, 10/04/2019	32,777,000	32,611,758
General Motors Financial Co., Inc., 3.45%, 4/10/2022	9,528,000	9,352,783
General Motors Financial Co., Inc., 4%, 10/06/2026	10,385,000	9,856,294
General Motors Financial Co., Inc., 4.35%, 1/17/2027	6,485,000	6,300,295
Lear Corp., 5.25%, 1/15/2025	15,224,000	15,731,067
Lear Corp., 3.8%, 9/15/2027	36,241,000	34,065,247
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	20,571,000	20,988,007
		$ 178,613,878
Broadcasting – 1.0%
Netflix, Inc., 4.875%, 4/15/2028 (n)	$27,000,000	$ 25,548,750
Time Warner, Inc., 3.8%, 2/15/2027	12,214,000	11,678,859
Time Warner, Inc., 5.35%, 12/15/2043	4,056,000	4,043,146
		$ 41,270,755
Brokerage & Asset Managers – 2.4%
Charles Schwab Corp., 3.85%, 5/21/2025	$22,971,000	$ 23,188,637
E*TRADE Financial Corp., 2.95%, 8/24/2022	15,023,000	14,545,950
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	6,672,000	6,612,619
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	19,865,000	19,078,247
Intercontinental Exchange, Inc., 4%, 10/15/2023	14,230,000	14,471,768
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	8,952,000	8,950,004
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	16,712,000	16,024,655
		$ 102,871,880
Building – 3.0%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$16,362,000	$ 15,486,009
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	7,431,000	7,536,576
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	8,095,000	7,504,377
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	14,186,000	13,099,915
Masco Corp., 4.45%, 4/01/2025	3,390,000	3,412,346
Masco Corp., 4.375%, 4/01/2026	11,202,000	11,130,957
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Masco Corp., 4.5%, 5/15/2047	$12,265,000	$ 10,702,853
Owens Corning, 4.2%, 12/15/2022	2,120,000	2,119,570
Owens Corning, 3.4%, 8/15/2026	10,397,000	9,473,117
Owens Corning, 4.4%, 1/30/2048	14,463,000	11,944,331
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	20,319,000	18,591,885
Vulcan Materials Co., 4.5%, 6/15/2047	21,394,000	19,568,772
		$ 130,570,708
Business Services – 2.8%
Cisco Systems, Inc., 2.2%, 2/28/2021	$12,891,000	$ 12,645,538
Equinix, Inc., 5.75%, 1/01/2025	13,055,000	13,462,969
Equinix, Inc., 5.375%, 5/15/2027	4,197,000	4,228,478
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	2,389,000	2,365,779
Fidelity National Information Services, Inc., 3%, 8/15/2026	13,572,000	12,573,352
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	6,787,000	6,391,226
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	14,440,000	14,457,865
Fiserv, Inc., 2.7%, 6/01/2020	6,911,000	6,832,728
MSCI, Inc., 5.75%, 8/15/2025 (n)	15,656,000	16,321,380
MSCI, Inc., 4.75%, 8/01/2026 (n)	5,205,000	5,139,938
MSCI, Inc., 5.375%, 5/15/2027 (n)	15,000,000	15,112,500
Tencent Holdings Ltd., 2.985%, 1/19/2023 (n)	12,855,000	12,482,085
		$ 122,013,838
Cable TV – 2.4%
Charter Communications Operating LLC, 6.384%, 10/23/2035	$19,932,000	$ 21,581,998
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	11,693,000	10,994,381
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	3,670,000	3,378,416
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,635,000	1,622,738
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	19,940,000	19,516,275
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	26,833,000	25,491,350
Time Warner Cable, Inc., 4.5%, 9/15/2042	7,034,000	6,013,763
Videotron Ltd., 5%, 7/15/2022	13,220,000	13,477,790
		$ 102,076,711
Chemicals – 0.8%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)	$11,552,000	$ 10,813,434
LyondellBasell Industries N.V., 6%, 11/15/2021	9,720,000	10,356,600
Sherwin-Williams Co., 4.5%, 6/01/2047	11,884,000	11,683,631
		$ 32,853,665
Computer Software – 1.7%
Microsoft Corp., 3.45%, 8/08/2036	$20,000,000	$ 19,263,232
Microsoft Corp., 4.1%, 2/06/2037	13,500,000	14,158,295
Oracle Corp., 3.8%, 11/15/2037	33,015,000	31,983,556
VeriSign, Inc., 4.625%, 5/01/2023	7,628,000	7,647,070
		$ 73,052,153
Computer Software - Systems – 1.2%
Apple, Inc., 3.2%, 5/11/2027	$31,231,000	$ 30,322,652
Apple, Inc., 4.5%, 2/23/2036	10,000,000	10,877,709
Apple, Inc., 3.85%, 8/04/2046	8,346,000	8,058,931
Apple, Inc., 4.25%, 2/09/2047	4,778,000	4,906,292
		$ 54,165,584
Conglomerates – 0.6%
Roper Technologies, Inc., 3%, 12/15/2020	$24,787,000	$ 24,590,555
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	$16,079,000	$ 14,983,718
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 2.7%
Alibaba Group Holding Ltd., 4%, 12/06/2037	$10,629,000	$ 9,956,980
Alibaba Group Holding Ltd., 4.2%, 12/06/2047	18,955,000	17,778,774
IHS Markit Ltd., 4%, 3/01/2026 (n)	6,085,000	5,791,703
Priceline Group, Inc., 3.65%, 3/15/2025	15,059,000	14,804,871
Priceline Group, Inc., 3.6%, 6/01/2026	18,768,000	18,255,083
Priceline Group, Inc., 3.55%, 3/15/2028	10,204,000	9,732,873
Service Corp. International, 5.375%, 1/15/2022	1,705,000	1,725,247
Service Corp. International, 5.375%, 5/15/2024	18,149,000	18,375,862
Visa, Inc., 4.15%, 12/14/2035	12,578,000	13,203,709
Visa, Inc., 3.65%, 9/15/2047	9,718,000	9,288,675
		$ 118,913,777
Containers – 1.3%
Ball Corp., 5%, 3/15/2022	$5,370,000	$ 5,517,675
Ball Corp., 4%, 11/15/2023	6,003,000	5,837,917
Ball Corp., 5.25%, 7/01/2025	10,370,000	10,629,250
Berry Global, Inc., 4.5%, 2/15/2026 (n)	12,925,000	12,149,500
Sealed Air Corp., 5.5%, 9/15/2025 (n)	20,780,000	21,401,322
		$ 55,535,664
Electrical Equipment – 0.8%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$4,412,000	$ 4,340,263
Arrow Electronics, Inc., 3.25%, 9/08/2024	16,437,000	15,374,412
Arrow Electronics, Inc., 3.875%, 1/12/2028	17,987,000	16,805,984
		$ 36,520,659
Electronics – 2.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$45,163,000	$ 42,355,104
Flextronics International Ltd., 4.625%, 2/15/2020	14,917,000	15,145,216
Intel Corp., 4.1%, 5/11/2047	20,234,000	20,422,931
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	7,329,000	7,356,484
Tyco Electronics Group S.A., 3.5%, 2/03/2022	11,088,000	11,133,393
		$ 96,413,128
Emerging Market Quasi-Sovereign – 0.6%
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	$26,102,000	$ 25,253,746
Emerging Market Sovereign – 0.3%
Republic of South Africa, 5.65%, 9/27/2047	$13,331,000	$ 12,481,149
Energy - Independent – 0.0%
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	$1,830,000	$ 1,825,425
Energy - Integrated – 0.4%
Shell International Finance B.V., 3.75%, 9/12/2046	$16,673,000	$ 15,805,629
Entertainment – 0.5%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$22,622,000	$ 21,085,725
Financial Institutions – 0.8%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	$24,414,000	$ 22,510,997
International Lease Finance Corp., 5.875%, 8/15/2022	13,000,000	13,832,628
		$ 36,343,625
Food & Beverages – 4.8%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	$48,069,000	$ 48,707,952
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	20,325,000	20,991,881
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	8,822,000	8,752,627
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Aramark Services, Inc., 5%, 2/01/2028 (n)	$3,345,000	$ 3,226,922
Constellation Brands, Inc., 3.2%, 2/15/2023	17,602,000	17,180,612
Constellation Brands, Inc., 4.25%, 5/01/2023	37,599,000	38,330,653
Danone S.A., 2.077%, 11/02/2021 (n)	11,063,000	10,554,287
Danone S.A., 2.589%, 11/02/2023 (n)	23,885,000	22,526,789
Kraft Heinz Foods Co., 3.5%, 7/15/2022	7,915,000	7,880,899
Kraft Heinz Foods Co., 3%, 6/01/2026	4,972,000	4,556,768
Kraft Heinz Foods Co., 6.5%, 2/09/2040	10,504,000	11,926,125
Tyson Foods, Inc., 4.5%, 6/15/2022	6,026,000	6,215,539
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	4,831,000	4,824,964
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	2,809,000	2,812,730
		$ 208,488,748
Forest & Paper Products – 0.4%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$13,758,000	$ 14,373,540
International Paper Co., 6%, 11/15/2041	3,640,000	4,080,322
		$ 18,453,862
Gaming & Lodging – 1.6%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$24,600,000	$ 24,961,472
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	8,944,000	8,944,000
Marriott International, Inc., 4%, 4/15/2028	33,912,000	33,283,209
		$ 67,188,681
Insurance – 0.5%
American International Group, Inc., 3.875%, 1/15/2035	$6,000,000	$ 5,472,004
American International Group, Inc., 4.7%, 7/10/2035	7,821,000	7,797,360
American International Group, Inc., 4.5%, 7/16/2044	10,351,000	9,888,970
		$ 23,158,334
Insurance - Health – 1.6%
Aetna, Inc., 2.8%, 6/15/2023	$9,637,000	$ 9,232,800
Centene Corp., 5.375%, 6/01/2026 (n)	14,574,000	14,920,133
UnitedHealth Group, Inc., 2.7%, 7/15/2020	25,646,000	25,525,498
UnitedHealth Group, Inc., 4.625%, 7/15/2035	18,120,000	19,379,612
		$ 69,058,043
Insurance - Property & Casualty – 1.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$6,920,000	$ 6,773,457
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	8,035,000	7,879,467
CNA Financial Corp., 5.875%, 8/15/2020	4,010,000	4,203,035
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	9,230,000	9,197,569
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	4,402,000	4,397,765
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	8,500,000	8,800,211
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	6,687,726
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	6,467,000	6,474,820
		$ 54,414,050
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$16,974,000	$ 15,954,322
Major Banks – 16.2%
Bank of America Corp., 2.738% to 1/23/2021, FLR to 1/23/2022	$45,281,000	$ 44,485,339
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	17,201,000	16,879,244
Bank of America Corp., 3.004%, 12/20/2023	1,782,000	1,729,508
Bank of America Corp., 4.125%, 1/22/2024	14,866,000	15,136,917
Bank of America Corp., 4.45%, 3/03/2026	13,347,000	13,397,606
Bank of America Corp., 3.5%, 4/19/2026	19,080,000	18,482,207
Bank of America Corp., 4.183%, 11/25/2027	25,000,000	24,455,314
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 3.419% to 12/20/2027, FLR to 12/20/2028	$24,646,000	$ 23,177,802
Bank of America Corp., 6.1% to 3/17/2025, FLR to 12/29/2049	18,007,000	18,767,796
Bank of America Corp., 5.875% to 3/15/2028, FLR to 12/31/2059	22,420,000	22,195,800
Bank of New York Mellon Corp., 2.95%, 1/29/2023	52,612,000	51,427,936
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR to 2/07/2028	23,523,000	22,908,346
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)	7,949,000	7,606,379
HSBC Holdings PLC, 3.4%, 3/08/2021	13,677,000	13,677,652
HSBC Holdings PLC, 4.375%, 11/23/2026	10,488,000	10,399,468
HSBC Holdings PLC, 6% to 5/22/2027, FLR to 11/22/2065	9,768,000	9,465,192
JPMorgan Chase & Co., 4.25%, 10/15/2020	6,107,000	6,233,110
JPMorgan Chase & Co., 2.295%, 8/15/2021	15,000,000	14,539,020
JPMorgan Chase & Co., 4.5%, 1/24/2022	26,589,000	27,446,120
JPMorgan Chase & Co., 3.25%, 9/23/2022	30,989,000	30,774,105
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	8,552,518
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR to 2/01/2028	35,000,000	34,080,284
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028	18,887,000	18,104,443
JPMorgan Chase & Co., 3.964% to 11/15/2047, FLR to 11/15/2048	12,400,000	11,435,390
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR to 1/23/2049	20,011,000	18,266,959
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR to 1/29/2049	15,247,000	16,657,347
Morgan Stanley, 2.5%, 4/21/2021	5,620,000	5,482,298
Morgan Stanley, 5.5%, 7/28/2021	5,652,000	5,977,047
Morgan Stanley, 2.625%, 11/17/2021	32,200,000	31,338,187
Morgan Stanley, 3.125%, 1/23/2023	33,579,000	32,830,243
Morgan Stanley, 3.591% to 7/22/2027, FLR to 7/22/2028	33,000,000	31,374,693
Morgan Stanley, 3.971% to 7/22/2037, FLR to 7/22/2038	9,335,000	8,792,245
PNC Bank N.A., 2.6%, 7/21/2020	18,034,000	17,832,458
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	33,791,000	32,937,374
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	24,795,000	24,864,228
Wachovia Corp., 6.605%, 10/01/2025	7,936,000	9,026,027
		$ 700,736,602
Medical & Health Technology & Services – 3.2%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$1,460,000	$ 1,431,365
Becton, Dickinson and Co., 4.685%, 12/15/2044	9,974,000	9,773,615
Becton, Dickinson and Co., 4.669%, 6/06/2047	26,561,000	26,456,020
CVS Health Corp., 5.05%, 3/25/2048	8,200,000	8,497,639
HCA, Inc., 4.75%, 5/01/2023	7,090,000	7,182,170
HCA, Inc., 5.25%, 6/15/2026	8,033,000	8,153,495
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	16,049,000	15,435,176
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	4,792,000	4,682,282
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	8,278,000	8,194,567
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	9,452,000	9,170,224
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	13,474,053
Thermo Fisher Scientific, Inc., 4.1%, 8/15/2047	27,051,000	25,931,817
		$ 138,382,423
Medical Equipment – 2.9%
Abbott Laboratories, 2.9%, 11/30/2021	$30,627,000	$ 30,209,978
Abbott Laboratories, 4.75%, 11/30/2036	21,877,000	23,485,331
Medtronic, Inc., 3.5%, 3/15/2025	32,749,000	32,617,021
Medtronic, Inc., 4.375%, 3/15/2035	3,458,000	3,637,420
Teleflex, Inc., 4.625%, 11/15/2027	2,045,000	1,947,862
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	20,267,000	19,432,814
Zimmer Biomet Holdings, Inc., FLR, 3.075% (LIBOR-3mo. + 0.75%), 3/19/2021	13,874,000	13,892,193
		$ 125,222,619
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 2.0%
Glencore Funding LLC, 3%, 10/27/2022 (n)	$2,911,000	$ 2,771,697
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	11,974,000	11,823,008
Glencore Funding LLC, 4%, 4/16/2025 (n)	5,423,000	5,200,541
Glencore Funding LLC, 4%, 3/27/2027 (n)	21,861,000	20,570,484
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	10,188,000	9,455,483
Kinross Gold Corp., 5.95%, 3/15/2024	2,838,000	2,935,911
Kinross Gold Corp., 4.5%, 7/15/2027	255,000	235,875
Southern Copper Corp., 5.25%, 11/08/2042	10,322,000	10,557,800
Steel Dynamics, Inc., 5%, 12/15/2026	21,989,000	21,906,541
		$ 85,457,340
Midstream – 3.1%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$ 4,948,915
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	12,916,693
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	7,949,000	7,844,813
Enbridge, Inc., 5.5%, 12/01/2046	10,819,000	11,985,266
MPLX LP, 4.5%, 4/15/2038	12,937,000	12,289,736
ONEOK, Inc., 4.95%, 7/13/2047	38,103,000	38,641,664
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	10,865,000	11,582,845
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	13,222,000	14,379,711
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	7,084,000	7,309,979
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	13,185,237
		$ 135,084,859
Mortgage-Backed – 1.0%
Freddie Mac, 3.136%, 10/25/2024	$36,026,000	$ 35,754,206
Freddie Mac, 3.244%, 8/25/2027	1,276,000	1,252,370
Freddie Mac, 3.286%, 11/25/2027	7,744,000	7,608,839
		$ 44,615,415
Natural Gas - Distribution – 1.3%
NiSource Finance Corp., 3.85%, 2/15/2023	$10,894,000	$ 10,965,349
NiSource Finance Corp., 4.8%, 2/15/2044	4,239,000	4,426,133
Sempra Energy, 3.25%, 6/15/2027	42,879,000	40,022,023
		$ 55,413,505
Network & Telecom – 1.0%
AT&T, Inc., 2.45%, 6/30/2020	$5,778,000	$ 5,701,904
AT&T, Inc., 3.8%, 3/01/2024	15,387,000	15,236,885
AT&T, Inc., 4.5%, 5/15/2035	13,000,000	12,161,105
AT&T, Inc., 5.15%, 11/15/2046 (n)	4,012,000	3,882,227
AT&T, Inc., 5.65%, 2/15/2047	4,148,000	4,299,435
		$ 41,281,556
Oils – 2.0%
Andeavor, 4.5%, 4/01/2048	$22,565,000	$ 21,311,433
Marathon Petroleum Corp., 3.4%, 12/15/2020	11,333,000	11,369,881
Marathon Petroleum Corp., 4.75%, 9/15/2044	16,090,000	15,753,107
Valero Energy Corp., 3.4%, 9/15/2026	20,305,000	19,401,480
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	17,676,624
		$ 85,512,525
Other Banks & Diversified Financials – 3.6%
BPCE S.A., 4.5%, 3/15/2025 (n)	$6,746,000	$ 6,623,405
Capital One Financial Corp., 3.75%, 4/24/2024	5,016,000	4,923,964
Capital One Financial Corp., 3.3%, 10/30/2024	36,018,000	34,282,626
Citigroup, Inc., 3.52% to 10/27/2027, FLR to 10/27/2028	20,653,000	19,441,653
Citizens Bank N.A., 2.25%, 3/02/2020	21,010,000	20,661,711
Citizens Bank N.A., 2.55%, 5/13/2021	9,910,000	9,645,820
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Discover Bank, 7%, 4/15/2020	$17,724,000	$ 18,619,318
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR to 12/31/2165 (n)	4,524,000	4,128,150
SunTrust Banks, Inc., 2.7%, 1/27/2022	27,944,000	27,144,105
SunTrust Banks, Inc., 3.3%, 5/15/2026	12,449,000	11,716,629
		$ 157,187,381
Pharmaceuticals – 0.3%
Bayer U.S. Finance LLC, 3.875%, 12/15/2023 (n)	$14,188,000	$ 14,226,294
Pollution Control – 0.7%
Republic Services, Inc., 5.25%, 11/15/2021	$6,200,000	$ 6,555,838
Republic Services, Inc., 3.95%, 5/15/2028	22,233,000	22,142,679
		$ 28,698,517
Precious Metals & Minerals – 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$4,507,000	$ 4,552,070
Teck Resources Ltd., 6.25%, 7/15/2041	13,526,000	14,100,855
		$ 18,652,925
Railroad & Shipping – 0.1%
Canadian Pacific Railway Co., 4.5%, 1/15/2022	$4,058,000	$ 4,182,466
Retailers – 1.5%
Best Buy Co., Inc., 5%, 8/01/2018	$8,415,000	$ 8,415,000
Best Buy Co., Inc., 5.5%, 3/15/2021	17,673,000	18,463,997
Dollar General Corp., 4.15%, 11/01/2025	5,508,000	5,524,827
Dollar Tree, Inc., 4%, 5/15/2025	15,955,000	15,791,906
Home Depot, Inc., 3%, 4/01/2026	7,218,000	6,909,204
Home Depot, Inc., 4.875%, 2/15/2044	8,313,000	9,274,000
		$ 64,378,934
Specialty Chemicals – 0.1%
Ecolab, Inc., 4.35%, 12/08/2021	$3,263,000	$ 3,372,566
Telecommunications - Wireless – 3.9%
American Tower Corp., REIT, 4.7%, 3/15/2022	$7,973,000	$ 8,227,637
American Tower Corp., REIT, 3.5%, 1/31/2023	3,999,000	3,931,057
American Tower Corp., REIT, 3%, 6/15/2023	19,876,000	19,075,958
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	12,024,750
American Tower Corp., REIT, 3.6%, 1/15/2028	21,944,000	20,511,980
Crown Castle International Corp., 5.25%, 1/15/2023	4,570,000	4,789,475
Crown Castle International Corp., 3.15%, 7/15/2023	16,889,000	16,214,669
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	15,395,871
Crown Castle International Corp., 4%, 3/01/2027	9,286,000	8,998,544
Crown Castle International Corp., 3.65%, 9/01/2027	8,862,000	8,322,138
SBA Tower Trust, 2.898%, 10/15/2044 (n)	9,621,000	9,556,025
T-Mobile USA, Inc., 6%, 4/15/2024	21,678,000	22,396,084
T-Mobile USA, Inc., 4.75%, 2/01/2028	9,336,000	8,656,339
Vodafone Group PLC, 4.125%, 5/30/2025	12,000,000	12,001,237
		$ 170,101,764
Tobacco – 1.0%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)	$22,315,000	$ 21,103,210
Reynolds American, Inc., 3.25%, 6/12/2020	1,586,000	1,585,539
Reynolds American, Inc., 4%, 6/12/2022	5,408,000	5,449,990
Reynolds American, Inc., 4.45%, 6/12/2025	17,045,000	17,315,198
		$ 45,453,937
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$4,480,000	$ 5,564,088
U.S. Treasury Obligations – 2.8%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$67,854,000	$ 72,675,345
U.S. Treasury Notes, 1.625%, 11/30/2020	50,000,000	48,761,719
		$ 121,437,064
Utilities - Electric Power – 4.8%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$5,432,000	$ 5,520,724
CMS Energy Corp., 6.25%, 2/01/2020	6,891,000	7,178,009
Duke Energy Corp., 3.75%, 9/01/2046	11,123,000	10,024,085
EDP Finance B.V., 5.25%, 1/14/2021 (n)	4,828,000	4,980,294
EDP Finance B.V., 3.625%, 7/15/2024 (n)	10,744,000	10,276,754
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	34,129,000	32,117,180
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	32,876,000	32,254,064
Eversource Energy, 2.9%, 10/01/2024	18,060,000	17,106,014
Exelon Corp., 3.497%, 6/01/2022	17,819,000	17,633,814
FirstEnergy Corp., 3.9%, 7/15/2027	9,834,000	9,583,029
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027	20,319,000	19,603,912
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	12,862,000	12,106,357
PPL Capital Funding, Inc., 5%, 3/15/2044	3,193,000	3,331,203
Public Service Enterprise Group, 2%, 11/15/2021	20,489,000	19,504,458
Southern Co., 2.95%, 7/01/2023	6,880,000	6,668,391
		$ 207,888,288
Total Bonds		$4,128,299,534
Floating Rate Loans (g)(r) – 0.3%
Medical & Health Technology & Services – 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 4.82%, 6/24/2021	$13,165,250	$ 13,228,337
Investment Companies (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 1.98% (v)	154,545,791	$ 154,530,337

Other Assets, Less Liabilities – 0.8%		34,445,884
Net Assets – 100.0%		$4,330,504,092
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $154,530,337 and $4,141,527,871, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $659,001,056, representing 15.2% of net assets.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

8

Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.672% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	$1,001,201	$922,311
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96-1/03/97	6,640	215
Total Restricted Securities			$922,526
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
9

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$121,437,064	$—	$121,437,064
Non-U.S. Sovereign Debt	—	37,734,895	—	37,734,895
U.S. Corporate Bonds	—	3,338,921,112	—	3,338,921,112
Residential Mortgage-Backed Securities	—	44,615,629	—	44,615,629
Commercial Mortgage-Backed Securities	—	1,539,803	—	1,539,803
Asset-Backed Securities (including CDOs)	—	922,311	—	922,311
Foreign Bonds	—	583,128,720	—	583,128,720
Floating Rate Loans	—	13,228,337	—	13,228,337
Mutual Funds	154,530,337	—	—	154,530,337
Total	$154,530,337	$4,141,527,871	$—	$4,296,058,208
For further information regarding security characteristics, see the Portfolio of Investments.
10

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	239,564,001	264,214,868	(349,233,078)	154,545,791
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$145	$(787)	$—	$777,952	$154,530,337

11

Quarterly Report
July 31, 2018
MFS®  Limited Maturity Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 108.4%
Asset-Backed & Securitized – 33.1%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 3.889% (LIBOR-3mo. + 1.55%), 7/15/2026 (n)	$4,318,000	$ 4,313,617
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.489% (LIBOR-3mo. + 2.15%), 7/15/2026 (n)	5,584,000	5,572,720
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 3.948% (LIBOR-3mo. + 1.6%), 7/20/2026 (n)	4,342,000	4,342,886
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	1,381,000	1,379,433
ALM Loan Funding CLO, 2015-12A, “A2A2”, FLR, 3.689% (LIBOR-3mo. + 1.35%), 4/16/2027 (n)	8,761,281	8,701,010
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.239% (LIBOR-3mo. + 1.9%), 7/15/2027 (n)	4,819,336	4,809,611
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	4,648,000	4,606,650
Ares CLO Ltd., 2013-3A, “B1R”, FLR, 3.836% (LIBOR-3mo. + 1.5%), 10/17/2024 (n)	5,304,000	5,298,622
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	524,152	523,549
Atrium CDO Corp., 2010-A, “B1R”, FLR, 3.789% (LIBOR-3mo. + 1.45%), 7/16/2025 (n)	6,523,000	6,517,051
Atrium CDO Corp., 2011-A, “BR”, FLR, 3.847% (LIBOR-3mo. + 1.5%), 10/23/2025 (n)	4,318,000	4,308,794
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.685% (LIBOR-3mo. + 2.35%), 4/25/2026 (n)	4,335,000	4,334,805
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.836% (LIBOR-3mo. + 1.5%), 10/17/2026 (n)	6,471,000	6,464,438
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 3.955% (LIBOR-3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,277,588
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 4.256% (LIBOR-3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,795,750
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 3.622% (LIBOR-1mo. + 1.55%), 1/15/2033 (n)	3,903,904	3,911,302
Bayview Commercial Asset Trust, FLR, 2.374% (LIBOR-1mo. + 0.31%), 8/25/2035 (z)	421,586	400,525
Bayview Commercial Asset Trust, FLR, 2.334% (LIBOR-1mo. + 0.27%), 4/25/2036 (z)	358,554	339,320
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	545,682	554,504
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.672% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)	479,414	441,638
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	5,662,624	5,673,798
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	4,755,000	4,683,423
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.323%, 5/10/2050 (i)	44,563,584	3,677,120
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.222% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)	1,461,729	1,466,544
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	3,442,000	3,410,067
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,560,000	1,544,884
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	2,403,000	2,364,242
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	1,815,000	1,769,618
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	2,592,000	2,533,406
CNH Equipment Trust, 2016-C, “A4”, 1.76%, 9/15/2023	6,146,680	5,973,402
Colony Starwood Homes, 2016-2A, “A”, FLR, 3.323% (LIBOR-1mo. + 1.25%), 12/17/2033 (n)	5,773,705	5,796,043
Commercial Mortgage Asset Trust, 1.337%, 1/17/2032 (i)(z)	40,940	12
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	5,201,000	5,177,591
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	3,270,000	3,235,756
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	5,913,000	5,875,580
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	6,441,000	6,314,063
Credit-Based Asset Servicing & Securitization LLC, 3.719%, 12/25/2035	20,526	20,461
Credit-Based Asset Servicing & Securitization LLC, 3.647%, 1/25/2037 (q)	2,102,643	1,011,985
Credit-Based Asset Servicing & Securitization LLC, 3.877%, 3/25/2037 (q)	2,938,995	1,704,168
Cutwater Ltd., 2014-1A, “A2R”, FLR, 4.039% (LIBOR-3mo. + 1.7%), 7/15/2026 (n)	4,500,000	4,495,428
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	1,718,000	1,692,088
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	2,222,000	2,187,781
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	1,914,939	1,912,744
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	5,100,000	5,086,978
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	3,606,000	3,590,217
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	1,987,000	1,986,870
Eaton Vance CLO Ltd., 2014-1A, “BR”, FLR, 3.939% (LIBOR-3mo. + 1.6%), 7/15/2026 (n)	3,142,924	3,139,731
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 4.589% (LIBOR-3mo. + 2.25%), 7/15/2026 (n)	6,285,849	6,280,745
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	1,462,543	1,455,372
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	1,976,685	1,965,014
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	875,177	873,702
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	540,160	539,063
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	4,730,000	4,687,374
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	5,790,000	5,771,483
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.839% (LIBOR-3mo. + 1.5%), 1/15/2027 (n)	6,400,000	6,400,000
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	695,031	695,116
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	$1,498,000	$ 1,491,859
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	4,200,000	4,151,633
Granite Point Mortgage Trust Inc., FLR, 2.986% (LIBOR-1mo. + 0.9%), 11/21/2035 (n)	5,834,000	5,823,248
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	7,374,000	7,539,592
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.195%, 5/10/2050 (i)	40,216,895	3,011,119
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.285%, 8/10/2050 (i)	38,814,341	2,999,301
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	1,663,081	1,656,858
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (z)	2,752,000	2,752,163
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	1,580,000	1,579,675
IMPAC CMB Trust, FLR, 2.804% (LIBOR-1mo. + 0.74%), 11/25/2034	133,040	132,843
IMPAC CMB Trust, FLR, 2.984% (LIBOR-1mo. + 0.92%), 11/25/2034	140,042	136,150
IMPAC Secured Assets Corp., FLR, 2.414% (LIBOR-1mo. + 0.35%), 5/25/2036	472,718	467,727
Interstar Millennium Trust, FLR, 2.736% (LIBOR-3mo. + 0.40%), 3/14/2036	80,962	77,179
Invitation Homes Trust, 2018-SFR1, “B”, 3.023% (LIBOR-1mo. + 0.95%), 3/17/2037 (n)	3,498,000	3,477,364
Invitation Homes Trust, 2018-SFR2, “A”, 2.923% (LIBOR-1mo. + 0.85%), 12/17/2036 (n)	6,994,570	6,990,463
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	6,732,442	6,927,826
JPMorgan Chase Commercial Mortgage Securities Corp., 1.089%, 9/15/2050 (i)	80,400,652	5,599,930
Lehman Brothers Commercial Conduit Mortgage Trust, 1.437%, 10/15/2035 (i)	828,772	8
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.571% (LIBOR-1mo. + 1.5%), 5/15/2028 (n)	5,578,000	5,583,046
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.621% (LIBOR-1mo. + 2.55%), 5/15/2028 (z)	1,859,500	1,862,909
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.739% (LIBOR-3mo. + 1.4%), 4/15/2028 (n)	4,537,081	4,495,290
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.25% (LIBOR-3mo. + 0.9%), 4/15/2028 (n)	4,029,889	4,021,608
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.841% (LIBOR-3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,762,949
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FLR, 4.397% (LIBOR-3mo. + 2.05%), 7/20/2026 (n)	6,034,000	6,028,491
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.532% (LIBOR-3mo. + 1.2%), 1/18/2028 (n)	8,857,000	8,716,209
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 4.432% (LIBOR-3mo. + 2.1%), 1/18/2027 (n)	3,038,000	3,031,869
Merrill Lynch Mortgage Investors, Inc., 4.263%, 2/25/2037 (q)	1,850,725	393,702
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.441%, 5/15/2050 (i)	44,137,299	3,606,353
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.453%, 6/15/2050 (i)	18,931,212	1,644,994
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.132% (LIBOR-3mo. + 1.8%), 4/18/2025 (n)	8,600,000	8,591,262
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028 (n)	3,427,000	3,412,271
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.551%, 7/25/2028 (z)	3,332,000	3,331,993
Navient Student Loan Trust, 2016-3A, “A1”, FLR, 2.663% (LIBOR-1mo. + 0.6%), 6/25/2065 (n)	139,017	139,067
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.947% (LIBOR-3mo. + 1.6%), 4/20/2027 (n)	5,023,883	5,020,200
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	3,461,000	3,419,714
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	2,577,000	2,547,243
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.898% (LIBOR-3mo. + 2.55%), 10/20/2026 (n)	4,321,000	4,323,718
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	5,148,000	5,043,825
Option One Mortgage Loan Trust, 5.611%, 1/25/2037 (q)	8,036	8,014
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	243,697	243,633
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	4,420,000	4,398,908
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 2.736% (LIBOR-1mo. + 0.65%), 11/10/2020 (n)	2,723,093	2,726,644
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (z)	2,140,000	2,136,891
Ownit Mortgage Loan Asset-Backed Certificates, 3.396%, 10/25/2035 (q)	1,412,108	883,276
PFS Financing Corp., 2017-C, “A”, FLR, 2.541% (LIBOR-1mo. + 0.47%), 10/15/2021 (n)	2,254,000	2,258,265
Santander Drive Auto Receivable Trust, 2018-1, “B”, 2.63%, 7/15/2022	4,585,000	4,545,679
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	2,821,000	2,804,866
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	3,246,000	3,204,573
Shackelton Ltd., CLO, 2013-4RA, “B”, FLR, 4.237% (LIBOR-3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,266,625
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	885,968	879,027
Silver Spring CLO Ltd., FLR, 5.089% (LIBOR-3mo. + 2.75%), 10/15/2026 (n)	3,436,000	3,432,229
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	7,440,000	7,464,411
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 3.241% (LIBOR-1mo. + 1.17%), 1/17/2035 (n)	5,019,511	5,023,657
Thacher Park CLO Ltd. 2014-1A. “CR”, FLR, 4.547% (LIBOR-3mo. + 2.2%), 10/20/2026 (n)	4,301,000	4,307,138
Thornburg Mortgage Securities Trust, FLR, 2.744% (LIBOR-1mo. + 0.68%), 4/25/2043	357,667	357,881
TICP Ltd., CLO, 2018-3R, “B”, FLR, 3.708% (LIBOR-3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,122,032
TICP Ltd., CLO, 2018-3R, “C”, FLR, 4.158% (LIBOR-3mo. + 1.8%), 4/20/2028 (n)	3,742,444	3,740,127
Tricon American Homes 2015-SFR1, Trust “1A”, 2.589%, 11/17/2033 (n)	3,971,015	3,838,497
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.022%, 11/15/2050 (i)	30,866,904	2,055,100
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	$5,740,000	$ 5,711,140
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	3,075,000	3,014,321
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	1,336,145	1,330,564
Volvo Financial Equipment Master Owner Trust, 2017-A, “A”, FLR, 2.571% (LIBOR-1mo. + 0.50%), 11/15/2022 (n)	6,879,000	6,888,633
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	4,332,000	4,308,135
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	7,732,177	7,910,476
		$ 412,538,075
Automotive – 1.8%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$6,163,000	$ 6,123,952
Hyundai Capital America, 2.4%, 10/30/2018 (n)	2,600,000	2,598,319
Hyundai Capital America, 3.75%, 7/08/2021 (n)	3,173,000	3,158,721
Toyota Motor Credit Corp., 1.7%, 2/19/2019	4,820,000	4,795,557
Toyota Motor Credit Corp., FLR, 2.726% (LIBOR-3mo. + 0.39%), 1/17/2019	5,320,000	5,328,566
		$ 22,005,115
Broadcasting – 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$1,862,000	$ 1,854,832
Brokerage & Asset Managers – 0.9%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$5,853,000	$ 5,667,140
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	4,908,000	4,864,319
		$ 10,531,459
Building – 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$4,230,000	$ 4,216,881
Cable TV – 0.7%
Time Warner Cable, Inc., 5%, 2/01/2020	$8,592,000	$ 8,765,596
Chemicals – 0.9%
Dow Chemical Co., 8.55%, 5/15/2019	$2,900,000	$ 3,025,277
E.I. du Pont de Nemours & Co., 2.2%, 5/01/2020	5,132,000	5,057,429
LyondellBasell Industries N.V., 5%, 4/15/2019	2,963,000	2,991,515
		$ 11,074,221
Computer Software – 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$3,590,000	$ 3,601,732
Conglomerates – 0.1%
Roper Technologies, Inc., 2.8%, 12/15/2021	$1,810,000	$ 1,769,978
Consumer Products – 1.3%
Newell Brands, Inc., 2.6%, 3/29/2019	$523,000	$ 520,597
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/2018 (n)	5,585,000	5,582,739
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	10,735,000	10,262,135
		$ 16,365,471
Consumer Services – 0.7%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$ 5,550,386
QVC, Inc., 5.125%, 7/02/2022	3,665,000	3,728,334
		$ 9,278,720
Electrical Equipment – 0.4%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$4,611,000	$ 4,563,483
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3%, 1/15/2022	$5,842,000	$ 5,668,353
Microchip Technology, Inc., 3.922%, 6/01/2021 (n)	4,178,000	4,186,301
Tyco Electronics Group S.A., 2.375%, 12/17/2018	1,500,000	1,499,209
		$ 11,353,863
Emerging Market Quasi-Sovereign – 0.3%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$3,762,000	$ 3,757,674
Energy - Integrated – 0.7%
BP Capital Markets PLC, 2.521%, 1/15/2020	$3,049,000	$ 3,028,435
Shell International Finance B.V., 1.375%, 5/10/2019	5,690,000	5,641,145
		$ 8,669,580
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$3,003,000	$ 2,946,802
Food & Beverages – 1.1%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$5,173,000	$ 5,105,354
Diageo PLC, 3%, 5/18/2020	3,777,000	3,776,988
General Mills, Inc., 3.2%, 4/16/2021	2,054,000	2,044,611
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	1,900,000	2,004,534
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	525,000	525,019
		$ 13,456,506
Insurance – 1.3%
American International Group, Inc., 2.3%, 7/16/2019	$2,039,000	$ 2,030,191
American International Group, Inc., 3.3%, 3/01/2021	5,141,000	5,131,065
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	4,840,000	4,751,227
Metropolitan Life Global Funding I, FLR, 2.756% (LIBOR-3mo. + 0.43%), 12/19/2018 (n)	3,700,000	3,706,011
		$ 15,618,494
Insurance - Health – 0.5%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$6,409,000	$ 6,261,098
Insurance - Property & Casualty – 0.0%
Ambac Assurance Corp., 5.1%, 6/07/2020 (z)	$23,513	$ 31,508
Ambac LSNI, LLC, FLR, 7.337% (LIBOR-3mo. + 5%), 2/12/2023 (z)	107,088	107,891
		$ 139,399
International Market Quasi-Sovereign – 3.1%
Caisse d'Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$9,000,000	$ 8,878,008
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	2,070,000	2,065,202
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	3,150,000	3,115,223
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	7,590,000	7,296,965
Electricite de France, 2.15%, 1/22/2019 (n)	3,953,000	3,940,587
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	3,870,000	3,742,531
Swedish Export Credit Corp., 1.125%, 8/28/2019	10,280,000	10,107,716
		$ 39,146,232
International Market Sovereign – 0.2%
Republic of Finland, 1%, 4/23/2019 (n)	$2,510,000	$ 2,480,883
Internet – 0.5%
Baidu, Inc., 3.25%, 8/06/2018	$892,000	$ 891,273
Baidu, Inc., 2.75%, 6/09/2019	2,189,000	2,179,132
Baidu, Inc., 3.875%, 9/29/2023	3,736,000	3,702,025
		$ 6,772,430
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 18.7%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$7,840,000	$ 7,815,641
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	5,197,000	5,097,706
Bank of America Corp., 2.151%, 11/09/2020	3,310,000	3,234,146
Bank of America Corp., 2.369% to 7/21/2020, FLR to 7/21/2021	12,687,000	12,444,890
Bank of America Corp., 2.738% to 1/23/2021, FLR to 1/23/2022	3,750,000	3,684,106
Bank of America Corp., 2.881% to 4/24/2022, FLR to 4/24/2023	7,801,000	7,578,374
Barclays PLC, 3.25%, 1/12/2021	10,346,000	10,203,536
Citibank N.A., 2.125%, 10/20/2020	5,897,000	5,752,763
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,390,000	1,386,633
Commonwealth Bank of Australia, 2.3%, 9/06/2019	6,503,000	6,461,709
Credit Agricole, “A”, FLR, 3.761% (LIBOR-3mo. + 1.43%), 1/10/2022 (n)	3,030,000	3,077,369
Credit Suisse Group AG, 3.8%, 9/15/2022	5,482,000	5,455,631
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	4,820,000	4,747,141
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	6,394,000	6,223,729
Goldman Sachs Group, Inc., 2%, 4/25/2019	1,150,000	1,144,514
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	15,694,000	15,615,155
Goldman Sachs Group, Inc., 2.6%, 12/27/2020	6,253,000	6,159,771
Goldman Sachs Group, Inc., 3%, 4/26/2022	4,780,000	4,670,871
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR to 3/13/2023	4,311,000	4,237,679
HSBC Holdings PLC, 3.033% to 3/13/2022, FLR to 11/22/2023	3,245,000	3,130,051
ING Bank N.V., 2%, 11/26/2018 (n)	4,970,000	4,962,615
ING Bank N.V., 2.3%, 3/22/2019 (n)	4,000,000	3,987,099
JPMorgan Chase & Co., 2.2%, 10/22/2019	5,340,000	5,298,722
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR to 4/25/2023	7,272,000	7,049,267
JPMorgan Chase Bank N.A. , 3.086% to 4/26/2020, FLR to 4/26/2021	6,963,000	6,946,224
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	1,604,000	1,581,710
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	4,535,000	4,542,120
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	3,172,000	3,108,550
Mizuho Bank Ltd., FLR, 3.538% (LIBOR-3mo. + 1.19%), 10/20/2018 (n)	4,060,000	4,068,874
Morgan Stanley, 2.375%, 7/23/2019	15,440,000	15,379,240
Morgan Stanley, 2.65%, 1/27/2020	9,508,000	9,449,026
National Australia Bank Ltd., 1.375%, 7/12/2019	4,140,000	4,089,721
PNC Bank N.A., 2.25%, 7/02/2019	5,130,000	5,110,898
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	4,012,000	3,910,649
Svenska Handelsbanken AB, 2.25%, 6/17/2019	6,504,000	6,481,992
Toronto-Dominion Bank, 1.45%, 9/06/2018	7,260,000	7,253,619
Toronto-Dominion Bank. FLR, 3.005% (LIBOR-3mo. + 0.65%), 8/13/2019	3,170,000	3,185,287
UBS AG, 2.375%, 8/14/2019	4,186,000	4,165,907
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	8,600,000	8,466,794
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	6,146,000	6,070,216
		$ 233,229,945
Medical & Health Technology & Services – 1.4%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$6,464,000	$ 6,422,790
Becton, Dickinson and Co., 2.404%, 6/05/2020	2,975,000	2,925,290
Becton, Dickinson and Co., 2.894%, 6/06/2022	3,466,000	3,365,370
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	5,170,000	5,124,628
		$ 17,838,078
Medical Equipment – 1.1%
Abbott Laboratories, 2.35%, 11/22/2019	$3,506,000	$ 3,484,549
Abbott Laboratories, 2%, 3/15/2020	2,194,000	2,159,126
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	6,421,000	6,364,614
Zimmer Biomet Holdings, Inc., FLR, 3.075% (LIBOR-3mo. + 0.75%), 3/19/2021	1,298,000	1,299,702
		$ 13,307,991
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.4%
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	$2,282,000	$ 2,338,137
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,204,000	2,098,530
		$ 4,436,667
Midstream – 1.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$5,818,000	$ 5,717,510
El Paso LLC, 6.5%, 9/15/2020	6,336,000	6,722,941
EnLink Midstream Partners LP, 2.7%, 4/01/2019	2,163,000	2,155,105
Enterprise Products Operating LP, 6.5%, 1/31/2019	1,280,000	1,302,779
MPLX LP, 3.375%, 3/15/2023	1,725,000	1,689,355
ONEOK Partners LP, 3.2%, 9/15/2018	3,550,000	3,550,000
		$ 21,137,690
Mortgage-Backed – 0.8%
Fannie Mae, 4.5%, 10/01/2018 - 3/01/2023	$302,957	$ 308,269
Fannie Mae, 5.5%, 1/01/2019 - 2/01/2019	6,132	6,133
Fannie Mae, 5%, 12/01/2020 - 7/01/2023	361,111	370,936
Fannie Mae, 3%, 12/01/2031	2,518,421	2,498,558
Fannie Mae, 3.71%, 2/01/2033	24,250	24,762
Fannie Mae, 3.657%, 3/01/2033	76,361	77,489
Fannie Mae, 4.25%, 5/01/2033	233,241	243,087
Fannie Mae, 2%, 5/25/2044	6,958,538	6,615,420
Freddie Mac, 5.5%, 11/01/2019	38,475	38,771
Freddie Mac, 5%, 4/01/2020 - 8/01/2020	144,810	147,955
Freddie Mac, 0.882%, 4/25/2024 (i)	327,825	13,501
Ginnie Mae, 2.75%, 7/20/2032	66,953	69,389
		$ 10,414,270
Municipals – 0.7%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$10,353,000	$ 8,711,118
Network & Telecom – 1.8%
AT&T, Inc., 2.3%, 3/11/2019	$4,270,000	$ 4,261,020
AT&T, Inc., 2.45%, 6/30/2020	6,250,000	6,167,688
AT&T, Inc., 3.2%, 3/01/2022	5,118,000	5,042,633
AT&T, Inc., FLR, 3.229% (LIBOR-3mo. + 0.91%), 11/27/2018	3,850,000	3,859,414
British Telecommunications PLC, 2.35%, 2/14/2019	2,970,000	2,962,198
		$ 22,292,953
Oils – 0.2%
Phillips 66, FLR, 2.919% (LIBOR-3mo. + 0.60%), 2/26/2021	$3,020,000	$ 3,024,862
Other Banks & Diversified Financials – 10.4%
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	$1,021,000	$ 1,020,740
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	5,610,000	5,577,041
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (n)	6,421,000	6,272,561
BPCE S.A., 2.5%, 7/15/2019	5,559,000	5,525,057
Branch Banking & Trust Co., 1.45%, 5/10/2019	5,620,000	5,567,498
Capital One Financial Corp., 2.5%, 5/12/2020	4,324,000	4,266,931
Capital One Financial Corp., 2.4%, 10/30/2020	2,132,000	2,081,163
Capital One Financial Corp., 3.2%, 1/30/2023	4,657,000	4,524,249
Citigroup, Inc., 2.4%, 2/18/2020	10,463,000	10,356,903
Citigroup, Inc., 3.142% to 1/24/2022, FLR to 1/24/2023	5,909,000	5,792,397
Citizens Bank N.A., 2.3%, 12/03/2018	5,000,000	4,997,045
Citizens Bank N.A., 2.25%, 3/02/2020	3,450,000	3,392,808
Citizens Bank N.A., 2.55%, 5/13/2021	845,000	822,474
Compass Bank, 3.5%, 6/11/2021	4,852,000	4,836,079
Compass Bank, 2.875%, 6/29/2022	6,688,000	6,442,968
Discover Bank, 3.1%, 6/04/2020	3,205,000	3,190,728
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Fifth Third Bancorp, 2.3%, 3/01/2019	$1,859,000	$ 1,855,634
Fifth Third Bancorp, 2.3%, 3/15/2019	3,120,000	3,114,324
First Republic Bank, 2.375%, 6/17/2019	1,333,000	1,329,955
Groupe BPCE S.A., 2.5%, 12/10/2018	2,520,000	2,519,065
Intesa Sanpaolo S.p.A., FLR, 2.966% (LIBOR-3mo. + 0.63%), 7/17/2019	10,767,000	10,772,034
Lloyds Bank PLC, 2.3%, 11/27/2018	1,700,000	1,698,874
Lloyds Bank PLC, FLR, 3.347% (LIBOR-3mo. + 1%), 1/22/2019	6,220,000	6,242,949
National Bank of Canada, FLR, 3.175% (LIBOR-3mo. + 0.84%), 12/14/2018	5,040,000	5,053,407
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	4,560,000	4,452,959
Santander UK PLC, 3.05%, 8/23/2018	2,403,000	2,404,172
SunTrust Banks, Inc., 2.7%, 1/27/2022	5,086,000	4,940,414
U.S. Bank NA Cincinnati, 2.05%, 10/23/2020	7,302,000	7,132,347
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	3,485,000	3,347,277
		$ 129,530,053
Pharmaceuticals – 3.2%
Actavis Funding SCS, 3%, 3/12/2020	$2,399,000	$ 2,389,157
Actavis Funding SCS, 3.45%, 3/15/2022	2,285,000	2,259,165
Amgen, Inc., 2.2%, 5/11/2020	4,949,000	4,866,181
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	4,806,000	4,816,568
Celgene Corp., 2.875%, 8/15/2020	6,424,000	6,374,174
Celgene Corp., 2.75%, 2/15/2023	4,506,000	4,318,490
Gilead Sciences, Inc., 1.85%, 9/04/2018	4,760,000	4,757,667
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	10,330,000	10,190,593
		$ 39,971,995
Printing & Publishing – 0.3%
Moody's Corp., 3.25%, 6/07/2021	$4,108,000	$ 4,091,771
Real Estate - Apartment – 0.1%
ERP Operating LP, 4.75%, 7/15/2020	$1,200,000	$ 1,230,932
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$6,472,000	$ 6,392,826
Supranational – 0.4%
Corporacion Andina de Fomento, 2%, 5/10/2019	$4,870,000	$ 4,833,279
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT, 2.8%, 6/01/2020	$2,158,000	$ 2,137,195
American Tower Corp., REIT, 3%, 6/15/2023	5,297,000	5,083,787
Crown Castle International Corp., 3.4%, 2/15/2021	2,140,000	2,136,005
Crown Castle International Corp., 3.15%, 7/15/2023	2,734,000	2,624,839
SBA Tower Trust, 2.898%, 10/15/2044 (n)	4,150,000	4,121,973
SBA Tower Trust, 2.877%, 7/10/2046 (n)	1,843,000	1,801,678
		$ 17,905,477
Tobacco – 1.6%
BAT Capital Corp., 2.297%, 8/14/2020 (n)	$7,295,000	$ 7,155,274
BAT Capital Corp., 2.764%, 8/15/2022 (n)	3,882,000	3,749,772
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	8,541,000	8,452,050
		$ 19,357,096
Transportation - Services – 0.5%
TTX Co., 2.6%, 6/15/2020 (n)	$5,870,000	$ 5,778,040
U.S. Government Agencies and Equivalents – 0.4%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$4,500,000	$ 4,475,421
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 9.2%
U.S. Treasury Notes, 1.375%, 10/31/2020	$20,116,000	$ 19,532,165
U.S. Treasury Notes, 2.375%, 3/15/2021 (f)	41,165,000	40,779,078
U.S. Treasury Notes, 2.625%, 6/15/2021	54,350,000	54,137,695
		$ 114,448,938
Utilities - Electric Power – 4.1%
Dominion Energy, Inc., 2.962%, 7/01/2019	$2,840,000	$ 2,841,590
Dominion Energy, Inc., 1.6%, 8/15/2019	1,640,000	1,618,511
Dominion Energy, Inc., 2.579%, 7/01/2020	4,253,000	4,191,339
Dominion Resources, Inc., 2.5%, 12/01/2019	7,000,000	6,959,741
Emera U.S. Finance LP, 2.15%, 6/15/2019	4,397,000	4,364,477
Engie Energia Chile S.A., 5.625%, 1/15/2021	5,115,000	5,312,026
Eversource Energy, 2.5%, 3/15/2021	3,117,000	3,052,519
FirstEnergy Corp., 2.85%, 7/15/2022	2,128,000	2,059,877
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	3,623,000	3,611,156
Southern Co., 2.45%, 9/01/2018	2,700,000	2,699,374
Southern Co., 1.85%, 7/01/2019	5,610,000	5,566,566
WEC Energy Group, Inc., 3.375%, 6/15/2021	4,274,000	4,275,059
Xcel Energy, Inc., 2.4%, 3/15/2021	4,070,000	3,969,613
		$ 50,521,848
Total Bonds		$1,350,099,774
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 1.98% (v)	25,197,023	$ 25,194,503

Other Assets, Less Liabilities – (10.4)%		(129,291,888)
Net Assets – 100.0%		$1,246,002,389
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $25,194,503 and $1,350,099,774, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $548,365,976, representing 44.0% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2020	2/14/18	$10,770	$31,508
Ambac LSNI, LLC, FLR, 7.337% (LIBOR-3mo. + 5%), 2/12/2023	2/14/18	25,133	107,891
Bayview Commercial Asset Trust, FLR, 2.374% (LIBOR-1mo. + 0.31%), 8/25/2035	6/09/05	421,586	400,525
Bayview Commercial Asset Trust, FLR, 2.334% (LIBOR-1mo. + 0.27%), 4/25/2036	2/23/06	358,554	339,320
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.672% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	479,414	441,638
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	5,662,527	5,673,798
Commercial Mortgage Asset Trust, 1.337%, 1/17/2032	8/25/03	0	12
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032	4/25/18	2,751,610	2,752,163
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.621% (LIBOR-1mo. + 2.55%), 5/15/2028	5/18/18	1,859,500	1,862,909
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.551%, 7/25/2028	7/25/18	3,331,993	3,331,993
8

Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022	7/18/18	2,139,897	$2,136,891
Total Restricted Securities			$17,078,648
% of Net assets			1.4%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Derivative Contracts at 7/31/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	330	$69,753,750	September – 2018	$(331,165)
At July 31, 2018, the fund had liquid securities with an aggregate value of $157,509 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
9

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$118,924,359	$—	$118,924,359
Non-U.S. Sovereign Debt	—	50,218,068	—	50,218,068
Municipal Bonds	—	8,711,118	—	8,711,118
U.S. Corporate Bonds	—	456,467,284	—	456,467,284
Residential Mortgage-Backed Securities	—	40,743,278	—	40,743,278
Commercial Mortgage-Backed Securities	—	55,913,952	—	55,913,952
Asset-Backed Securities (including CDOs)	—	326,295,115	—	326,295,115
Foreign Bonds	—	292,826,600	—	292,826,600
Mutual Funds	25,194,503	—	—	25,194,503
Total	$25,194,503	$1,350,099,774	$—	$1,375,294,277
Other Financial Instruments
Futures Contracts - Liabilities	$(331,165)	$—	$—	$(331,165)
For further information regarding security characteristics, see the Portfolio of Investments.
10

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,523,962	91,098,558	(92,425,497)	25,197,023
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$103	$(589)	$—	$78,486	$25,194,503

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2018, are as follows:
United States	74.7%
United Kingdom	5.8%
France	2.9%
Japan	2.4%
Canada	2.1%
Netherlands	2.0%
Switzerland	1.9%
Sweden	1.2%
Italy	1.0%
Other Countries	6.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
11

Quarterly Report
July 31, 2018
MFS®  Municipal Limited
Maturity Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.0%
Alabama - 2.4%
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2018	$1,000,000	$ 1,002,160
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2019	1,615,000	1,657,927
Auburn University, General Fee Rev., “A”, 5%, 6/01/2021	2,170,000	2,362,001
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	3,986,400
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.349% (67% of LIBOR-1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,480,000
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,297,460
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,494,826
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049 (Put Date 4/01/2024)	9,880,000	10,499,575
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	10,634,900
		$ 45,415,249
Alaska - 0.4%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2021	$1,400,000	$ 1,488,914
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2022	1,200,000	1,300,428
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	4,000,000	4,282,320
		$ 7,071,662
Arizona - 1.0%
Arizona Health Facilities Authority Rev. (Phoenix Children's Hospital), “A-1”, FLR, 2.79% (MUNIPSA + 1.85%), 2/01/2048 (Put Date 2/05/2020)	$3,000,000	$ 3,041,910
Mohave County, AZ, Kingman Unified School District Number 20, Refunding , BAM, 5%, 7/01/2024	2,530,000	2,922,302
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/2021	1,260,000	1,391,746
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 3%, 7/01/2020	500,000	495,585
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 4%, 7/01/2025	1,240,000	1,254,173
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies), “A”, 2.95%, 7/01/2026	3,145,000	3,034,736
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 3%, 7/01/2020	285,000	282,848
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2023	150,000	165,555
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2024	400,000	446,028
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2026	250,000	282,540
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2027	600,000	681,174
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2028	150,000	171,135
Salt River, AZ, Agricultural Improvement & Power District, “A” , 5%, 1/01/2025	3,800,000	4,430,686
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/2018	525,000	525,000
		$ 19,125,418
Arkansas - 0.7%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2020	$355,000	$ 371,224
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2021	465,000	497,992
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	414,553
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/2021	5,000,000	5,451,250
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/2021	3,250,000	3,270,150
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	335,430
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,889,259
		$ 12,229,858
California - 5.4%
California Department of Water Resources, Power Supply Rev., “M”, 4%, 5/01/2019	$3,000,000	$ 3,061,590
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2019	1,000,000	1,024,230
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2020	1,250,000	1,321,600
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/2018	400,000	401,796
California Educational Facilities Authority Rev. (University of San Francisco), ETM, 5%, 10/01/2021	245,000	269,956

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Educational Facilities Authority Rev., Unrefunded Balance (University of San Francisco), 5%, 10/01/2021	$255,000	$ 280,311
California Health Facilities Financing Authority Refunding Rev. (Stanford Health Care), “A”, 5%, 11/15/2023	1,500,000	1,732,770
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/2043 (Put Date 10/15/2019)	2,750,000	2,856,507
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/2043 (Put Date 10/15/2020)	2,400,000	2,568,840
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2018	235,000	236,340
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,267,566
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,125,660
California Municipal Finance Authority, Solid Waste Rev. (Republic Services, Inc. Project), 1.65%, 9/01/2021 (Put Date 10/01/2018)	2,595,000	2,595,234
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.85%, 8/01/2023 (Put Date 11/01/2018)	8,805,000	8,805,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A-1”, 1.85%, 11/01/2042 (Put Date 10/15/2018)	8,000,000	7,999,360
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2024	350,000	388,161
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2025	365,000	407,836
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2026	300,000	333,216
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2021	750,000	782,273
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2022	1,120,000	1,176,694
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2023	1,245,000	1,314,297
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 3%, 11/01/2022	310,000	310,626
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	1,335,000	1,333,905
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 9/01/2018	400,000	400,856
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	502,079
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	1,645,000	1,654,047
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2019	475,000	492,589
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2020	550,000	586,707
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/2019	565,000	575,091
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2021	310,000	334,546
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2020	930,000	996,104
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Projects II), 5%, 8/01/2018	500,000	500,000
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2022	1,865,000	2,087,047
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2023	1,865,000	2,126,249
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/2020	5,000,000	5,377,800
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B” , 5%, 5/15/2026	1,350,000	1,579,068
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 7/01/2019	1,000,000	1,033,960
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2021	750,000	815,273
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), “A”, AGM, 5%, 9/01/2024	4,000,000	4,631,640
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2018	1,210,000	1,212,420
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2019	1,300,000	1,331,720
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/2020	1,750,000	1,876,017
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2020	750,000	800,235
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2021	1,200,000	1,314,132
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,256,761
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2020	500,000	530,545
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/2047 (Put Date 4/01/2019)	3,090,000	3,093,739
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	285,000	311,066
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	715,000	775,439
San Pablo, CA, Redevelopment Agency Rev., “A”, 5%, 6/15/2020	1,000,000	1,061,400
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,329,101
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2018	600,000	601,896
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2019	625,000	648,625
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2020	985,000	1,052,413
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2021	1,350,000	1,479,303

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
State of California, 5%, 8/01/2026	$3,490,000	$ 4,194,526
State of California, “B”, FLR, 2.224% (70% of LIBOR-1mo. + 0.76%), 12/01/2031 (Put Date 12/01/2021)	5,000,000	5,060,300
State of California, General Obligation, 5%, 3/01/2026	5,750,000	6,765,910
		$ 99,982,372
Colorado - 1.6%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	$2,015,000	$ 2,097,131
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 4%, 1/15/2019	155,000	157,044
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	1,185,000	1,202,135
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2020	310,000	320,856
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	578,567
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony Charter School Project), 4%, 4/01/2023	130,000	137,054
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	55,000	59,770
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	1,160,000	1,250,538
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,915,655
Colorado Health Facilities Authority Rev., Improvement Bonds (Valley View Hospital Association Project), 2.8%, 5/15/2042 (Put Date 5/15/2023)	4,925,000	4,956,619
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	1,845,000	1,945,700
Colorado Springs, CO, Utility Rev., “A”, VRDN, 0.93%, 11/01/2037	3,250,000	3,250,000
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2018	300,000	303,057
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2019	445,000	464,055
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/2021 (Prerefunded 9/01/2019)	1,500,000	1,572,060
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,695,720
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,278,320
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2021	1,640,000	1,787,190
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,125,600
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2025	500,000	573,135
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2026	1,300,000	1,501,747
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2027	1,270,000	1,452,931
		$ 30,624,884
Connecticut - 2.9%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$ 2,138,768
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	3,059,364
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	2,022,307
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), “M”, ETM, AGM, 5%, 7/01/2019	2,350,000	2,424,565
Connecticut Health & Educational Facilities Authority Rev. (Yale University), “C-2”, 5%, 7/01/2057 (Put Date 2/01/2023)	20,000,000	22,531,600
Connecticut Housing Finance Authority, Mortgage Finance Program, “A-2”, 4%, 11/15/2041	3,870,000	4,068,260
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2020	1,830,000	1,954,166
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2021	3,775,000	4,124,263
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,406,050
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	6,439,832
State of Connecticut, “A”, 5%, 9/01/2023	2,005,000	2,234,613
		$ 54,403,788
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$ 222,865
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	430,000	423,864
		$ 646,729
District of Columbia - 0.1%
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	$45,000	$ 44,285
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	1,045,000	1,220,591
		$ 1,264,876
Florida - 2.9%
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.375%, 5/01/2021	$1,005,000	$ 1,028,185
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.6%, 5/01/2022	1,040,000	1,076,878
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,132,639

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Broward County, FL, School Board Certificates of Participation, “C”, 5%, 7/01/2022	$2,500,000	$ 2,773,975
Broward County, FL, School Board Certificates of Participation, “C”, 5%, 7/01/2023	2,500,000	2,828,025
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	60,000	60,030
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	370,000	389,777
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	607,439
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	704,735
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	4,000,000	4,112,360
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	1,435,000	1,518,632
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2021	1,300,000	1,395,394
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	600,000	657,036
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2019	2,365,000	2,458,134
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2020	1,330,000	1,418,724
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2020	300,000	318,687
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2021	200,000	216,792
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	448,424
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2018	2,000,000	2,011,360
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2019	1,875,000	1,944,638
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	380,000	412,665
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 4%, 8/01/2018	1,600,000	1,600,000
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2020	1,730,000	1,828,679
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2021	1,825,000	1,966,930
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	1,978,945
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2020	600,000	637,524
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2021	1,200,000	1,301,268
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “B-2”, 2.7%, 1/01/2022	1,100,000	1,095,721
South Florida, Water Management District, COP, 5%, 10/01/2024	2,000,000	2,306,140
South Miami, FL, Health Facilities Baptist Authority Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2022	1,930,000	2,144,693
South Miami, FL, Health Facilities Baptist Authority Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2023	2,100,000	2,375,625
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2019	500,000	514,890
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2020	3,000,000	3,188,280
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2021	1,000,000	1,086,690
West Palm Beach, FL, Utility System Rev., “C”, VRDN, 0.95%, 10/01/2038	4,775,000	4,775,000
		$ 54,314,914
Georgia - 3.6%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2020	$400,000	$ 418,932
Atlanta, GA, Water & Wastewater Rev., “B”, 5%, 11/01/2025	1,000,000	1,176,340
Atlanta, GA, Water & Wastewater Rev., “B”, 5%, 11/01/2026	750,000	894,473
Atlanta, GA, Water & Wastewater Rev., “B”, 5%, 11/01/2027	1,000,000	1,201,570
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Vogtle Project), 1.85%, 12/01/2049 (Put Date 8/22/2019)	7,500,000	7,492,950
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/2021	1,000,000	1,095,700
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/2019	5,000,000	5,191,000
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2021	5,030,000	5,409,715
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, FLR, 1.89% (MUNIPSA + 0.95%), 8/15/2035 (Put Date 2/18/2020)	2,500,000	2,512,100
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 3.5%, 6/01/2039	3,525,000	3,624,264
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2019	2,500,000	2,549,625
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	8,670,000	9,487,754
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 2.152% (67% of LIBOR-1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,000,000	9,965,300
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “C”, 4%, 8/01/2048 (Put Date 12/01/2023)	8,815,000	9,394,674
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/2021	1,750,000	1,910,702

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	$1,750,000	$ 1,966,580
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.05%, 7/01/2049 (Put Date 11/19/2021)	2,750,000	2,716,175
		$ 67,007,854
Guam - 0.6%
Guam Education Financing Foundation, Refunding, COP (Guam Public School Facilities Project), “A”, 5%, 10/01/2020	$1,500,000	$ 1,590,750
Guam Education Financing Foundation, Refunding, COP (Guam Public School Facilities Project), “A”, 5%, 10/01/2021	2,425,000	2,622,613
Guam Government Business Privilege Tax Rev., “A”, 5%, 1/01/2027	3,185,000	3,363,742
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2018	750,000	757,328
Guam Port Authority Rev., “B”, 5%, 7/01/2019	420,000	431,256
Guam Port Authority Rev., “B”, 5%, 7/01/2023	500,000	551,520
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,500,000	1,628,115
		$ 10,945,324
Hawaii - 0.3%
State of Hawaii, “FH”, 5%, 10/01/2025	$5,000,000	$ 5,890,400
Idaho - 0.3%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$ 2,289,140
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,418,423
		$ 4,707,563
Illinois - 11.9%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$ 1,602,810
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,591,695
Chicago, IL (Modern Schools Across Chicago Program), “A”, AAC, 5%, 12/01/2024	1,515,000	1,520,409
Chicago, IL (Modern Schools Across Chicago Program), “D”, AAC, 5%, 12/01/2022	2,730,000	2,739,692
Chicago, IL (Modern Schools Across Chicago Program), “G”, AAC, 5%, 12/01/2023	415,000	416,473
Chicago, IL (Modern Schools Across Chicago Program), “H”, AAC, 5%, 12/01/2020	1,165,000	1,169,182
Chicago, IL (Modern Schools Across Chicago Program), “H”, AAC, 5%, 12/01/2021	2,000,000	2,007,140
Chicago, IL, “A”, 5%, 1/01/2022	1,000,000	1,050,470
Chicago, IL, “A”, AAC, 5%, 1/01/2024	4,295,000	4,308,916
Chicago, IL, “A”, AGM, 5%, 1/01/2027	145,000	146,086
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	3,430,000	3,546,380
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	3,875,000	4,212,396
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	5,425,000	5,897,355
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	785,000	681,254
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	675,000	559,258
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	4,435,000	2,803,363
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	550,000	532,048
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	360,000	312,422
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	8,170,000	6,769,090
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	1,925,000	1,352,755
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	4,140,000	4,187,817
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AAC, 5.5%, 12/01/2019	200,000	206,572
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,786,675
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	1,500,000	1,680,870
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	3,094,465
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,544,548
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,166,920
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	6,640,000	4,928,938
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 6/15/2024	7,075,000	5,715,114
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	911,676
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,691,950
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2021	3,375,000	3,638,655
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	4,250,000	4,673,215
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,500,000	2,833,475

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5%, 1/01/2027	$1,500,000	$ 1,719,180
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,292,240
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	4,770,230
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,236,428
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,280,725
Cook County, IL, General Obligation Refunding, 5%, 11/15/2020	700,000	745,220
Cook County, IL, General Obligation Refunding, 5%, 11/15/2021	600,000	652,164
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	10,000,000	10,924,600
Illinois Finance Authority Rev. (DePaul University), ETM, 5%, 10/01/2020	5,000	5,342
Illinois Finance Authority Rev. (DePaul University), Unrefunded Balance,, 5%, 10/01/2020	3,330,000	3,543,353
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	437,508
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	387,681
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	922,639
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	1,000,000	1,053,830
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2025	5,000,000	5,664,000
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2026	2,700,000	3,048,138
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.815% (70% of LIBOR-1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	700,000	704,536
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	4,379,700
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 4/01/2019	570,000	574,703
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/2021 (Prerefunded 8/15/2019)	645,000	668,942
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2021	1,000,000	1,070,220
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	851,415
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	855,930
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2027	1,000,000	1,145,410
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/2019	1,000,000	1,014,920
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,791,100
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	1,605,000	1,766,720
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,135,000	1,264,946
Illinois Sports Facilities Authority, AAC, 5.5%, 6/15/2030	705,000	706,939
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	945,000	1,030,579
Illinois Toll Highway Authority Rev., “B”, 5%, 12/01/2018	6,000,000	6,068,640
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/2021	3,230,000	3,082,938
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded Balance, 0%, 1/01/2021	4,215,000	3,979,129
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 4%, 12/01/2020	785,000	814,916
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2028	450,000	497,273
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2029	465,000	512,579
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, Capital Appreciation, AGM, 0%, 6/15/2026	1,360,000	1,012,098
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), NATL, 5.5%, 6/15/2029	2,935,000	3,282,592
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/2018	620,000	621,290
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/2020	500,000	517,185
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2019	475,000	490,300
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2020	520,000	548,324
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	543,750
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,151,830
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,485,400
State of Illinois, 5%, 6/01/2020	2,250,000	2,329,065
State of Illinois, 5%, 1/01/2022	500,000	511,635
State of Illinois, 5%, 1/01/2024	3,000,000	3,064,380
State of Illinois, 5%, 11/01/2027	8,310,000	8,993,331
State of Illinois, AGM, 5%, 2/01/2027	910,000	993,884
State of Illinois, BAM, 5%, 8/01/2021	8,870,000	9,487,973
State of Illinois, NATL, 5%, 4/01/2021	2,145,000	2,150,513
State of Illinois, NATL, 6%, 11/01/2026	2,565,000	2,877,314
State of Illinois, “A”, 5%, 12/01/2020	1,630,000	1,700,172
State of Illinois, “A”, 4%, 1/01/2025	1,775,000	1,780,006
State of Illinois, “B”, 5%, 11/01/2019	8,815,000	9,099,019
State of Illinois, “B”, 5%, 12/01/2020	900,000	938,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, “D”, 5%, 11/01/2028	$3,440,000	$ 3,695,248
Will County, IL, Forest Preservation District, 5%, 12/15/2019	1,250,000	1,306,100
		$ 222,325,051
Indiana - 1.1%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$ 1,156,260
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2021	1,000,000	1,095,090
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	1,000,000	1,083,920
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/2019	335,000	348,192
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,132,250
Indiana Health Facility Financing Authority Rev. (Ascension Health Subordinate Credit Group), “A-8”, 1.25%, 11/01/2027 (Put Date 5/01/2020)	1,890,000	1,865,128
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 4/01/2019	525,000	526,465
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2020	1,690,000	1,750,806
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 3/01/2019	3,000,000	3,029,760
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	1,300,000	1,443,520
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,322,650
		$ 20,754,041
Iowa - 0.7%
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	$775,000	$ 819,299
Iowa Higher Education Loan Authority Rev., Private College Facilities (Grinnell College Project), 5%, 12/01/2026	425,000	507,616
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2020	1,050,000	1,112,464
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2022	1,375,000	1,501,624
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	1,000,000	1,109,020
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,591,354
Iowa Student Loan Liquidity Corp. Rev., “A”, 3.75%, 12/01/2033	3,470,000	3,429,956
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	725,000	744,822
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	1,950,000	2,023,593
		$ 12,839,748
Kansas - 0.3%
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2021	$1,200,000	$ 1,282,128
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2022	1,200,000	1,303,860
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2024	1,300,000	1,449,123
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2019	1,000,000	1,037,250
		$ 5,072,361
Kentucky - 1.7%
City of Owensboro, KY, Electric Light and Power System Rev., 4%, 1/01/2026	$2,100,000	$ 2,282,280
City of Owensboro, KY, Electric Light and Power System Rev., 4%, 1/01/2027	1,250,000	1,358,800
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,929,410
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,212,480
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,911,230
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 8/15/2018	1,000,000	1,001,140
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 2.5%, 5/15/2022	2,520,000	2,520,025
Kentucky Higher Education Student Loan Corp. Rev., “A”, 3%, 6/01/2029	2,495,000	2,490,334
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 8/01/2020	5,000,000	5,292,250
Louisville & Jefferson County, KY, Metro Government College Improvement Refunding Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,229,163
Louisville & Jefferson County, KY, Metro Government College Improvement Refunding Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,136,139
Trimble, KY, Pollution Control Rev. (Louisville Gas & Electric Co.), “B”, 2.55%, 11/01/2027 (Put Date 5/03/2021)	8,000,000	8,004,080
		$ 32,367,331

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - 0.6%
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	$1,460,000	$ 1,582,859
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,165,000	1,291,414
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,401,056
New Orleans, LA, Water Rev., 5%, 12/01/2019	700,000	729,400
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	4,335,000	4,572,645
		$ 10,577,374
Maine - 0.3%
Portland, ME, General Airport Rev., 4%, 7/01/2020	$200,000	$ 207,510
State of Maine, “B”, 5%, 6/01/2020	5,000,000	5,305,350
		$ 5,512,860
Maryland - 1.6%
Baltimore, MD, Convention Center Hotel Refunding Rev., 5%, 9/01/2024	$850,000	$ 951,337
Baltimore, MD, Convention Center Hotel Refunding Rev., 5%, 9/01/2026	2,000,000	2,263,580
Howard County, MD, Special Obligation Bonds (Downtown Columbia Project), “A”, 4%, 2/15/2028	500,000	512,095
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/2036	2,900,000	3,013,709
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	2,710,000	2,709,458
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,467,598
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,742,448
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	707,350
Prince George's County, MD, Public Improvement, “A”, 5%, 9/15/2024	7,000,000	8,142,400
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “C-3”, 2.5%, 11/01/2024	630,000	621,004
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,121,390
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	5,500,000	5,991,425
		$ 29,243,794
Massachusetts - 3.0%
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/2021	$6,185,000	$ 6,763,792
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “S”, 5%, 7/01/2022	2,510,000	2,790,066
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “S”, 5%, 7/01/2023	1,400,000	1,585,794
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	45,000	45,966
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	145,000	160,811
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2018	1,485,000	1,494,192
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2019	1,605,000	1,670,532
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,704,075
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	2,000,198
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,298,960
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,132,510
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	220,000	227,033
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 5%, 1/01/2021	5,500,000	5,864,045
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	3,910,023
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.75%, 7/01/2019	1,235,000	1,266,270
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2020	4,400,000	4,636,368
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	4,735,000	4,696,836
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	3,585,000	3,605,793
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 8/15/2022	8,405,000	9,405,699
		$ 55,258,963
Michigan - 2.5%
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “B”, NATL, 5.25%, 7/01/2022	$3,000,000	$ 3,009,600
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	562,696
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	708,440
Michigan Finance Authority Hospital Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2022	1,250,000	1,401,475
Michigan Finance Authority Hospital Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2023	1,500,000	1,710,930
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/2020	9,000,000	9,288,090
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C”, 5%, 7/01/2026	1,000,000	1,120,700

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2019	$1,000,000	$ 1,028,120
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2020	1,500,000	1,582,605
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2021	1,000,000	1,080,360
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “D-1”, 5%, 7/01/2021	400,000	432,380
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2020	1,500,000	1,585,215
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2021	3,500,000	3,784,340
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,000,000	1,066,350
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2023	3,000,000	3,407,370
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2024	3,250,000	3,760,120
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2025	5,000,000	5,873,400
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2021	2,460,000	2,680,145
State of Michigan, 5%, 11/15/2018	1,000,000	1,010,590
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	288,593
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	408,520
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	454,092
		$ 46,244,131
Minnesota - 1.0%
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	$250,000	$ 290,680
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	234,972
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2020	1,750,000	1,828,313
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2021	2,000,000	2,142,640
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 3/01/2019	9,215,000	9,410,358
State of Minnesota, “B”, 5%, 8/01/2021	5,000,000	5,466,350
		$ 19,373,313
Mississippi - 1.6%
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2018	$400,000	$ 400,712
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2019	700,000	713,524
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2020	625,000	645,937
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,065,000	2,288,412
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,590,000	4,006,727
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2026	2,485,000	2,784,418
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,395,000	1,544,614
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5%, 10/01/2020	660,000	673,655
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5.5%, 10/01/2021	1,165,000	1,205,169
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5.5%, 10/01/2022	585,000	603,603
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6%, 10/01/2023	700,000	734,594
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/2021	1,685,000	1,803,523
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,108,460
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	7,000,000	7,617,960
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-2”, 2.125%, 9/01/2022 (Put Date 1/09/2019)	1,030,000	1,029,856
State of Mississippi, “B”, 5%, 12/01/2025	415,000	487,729
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2024	400,000	455,548
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2025	585,000	673,780
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2026	525,000	599,981
		$ 29,378,202
Missouri - 0.6%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$435,000	$ 444,292
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/2018	675,000	677,693
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2025	215,000	240,213
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/2020	535,000	549,349
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2021	565,000	600,544

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	$550,000	$ 595,001
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2019	450,000	462,537
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	870,000	905,826
St. Louis County, MO, Industrial Development Authority Rev., (Friendship Village Sunset Hills), “B”, 2.85%, 9/01/2018	1,500,000	1,501,725
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/2019	5,000,000	5,214,700
		$ 11,191,880
Nebraska - 0.7%
Central Plains Energy Project, NE, Gas Project Refunding Rev. (Project No.3), “A”, 5%, 9/01/2028	$5,000,000	$ 5,742,250
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/2018	2,345,000	2,371,850
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/2020	1,710,000	1,813,643
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/2021	2,000,000	2,166,500
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	455,000	458,067
		$ 12,552,310
New Hampshire - 0.3%
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	$4,405,000	$ 4,791,583
New Jersey - 7.0%
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	$345,000	$ 385,655
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	229,082
City of Trenton, NJ, General Obligation Refunding , AGM, 4%, 7/15/2022	1,325,000	1,397,809
City of Trenton, NJ, General Obligation Refunding , AGM, 4%, 7/15/2023	1,000,000	1,062,740
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,362,349
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	1,024,632
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	929,554
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	709,356
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2018	1,000,000	1,007,520
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2020	1,000,000	1,056,060
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2021	2,465,000	2,653,572
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,106,510
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2025	1,000,000	1,137,210
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2026	1,000,000	1,146,130
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	95,000	100,071
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	560,000	599,077
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	694,189
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2020	500,000	526,765
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2021	300,000	319,272
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2021	425,000	457,156
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2025	1,610,000	1,796,857
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2026	2,000,000	2,244,180
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2027	1,500,000	1,692,180
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2028	3,000,000	3,362,310
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	495,000	504,004
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	1,115,000	1,099,234
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	8,495,000	9,743,425
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	2,425,000	2,763,142
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,803,745
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,432,381
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,623,727
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,248,380
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 2.75%, 12/01/2027	4,340,000	4,187,623

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	$1,810,000	$ 1,813,276
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1B”, 2.95%, 12/01/2028	8,270,000	8,230,304
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “A”, 3.35%, 12/01/2029	10,000,000	9,953,000
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2023	1,750,000	1,952,912
New Jersey Tobacco Settlement Financing Corp., “B”, 3.2%, 6/01/2027	11,000,000	11,109,560
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,300,099
New Jersey Transportation Trust Fund Authority, “D”, 5%, 12/15/2018	2,500,000	2,529,625
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,454,800
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2030	6,415,000	6,429,626
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2031	5,135,000	5,146,708
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-2”, 5%, 6/15/2020	5,000,000	5,260,550
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, AAC, 5.25%, 12/15/2023	155,000	173,313
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2020	1,910,000	2,058,369
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2021	5,000,000	5,485,050
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,065,280
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,623,456
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,106,132
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,977,574
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, ETM, 5%, 6/01/2019	3,580,000	3,678,736
		$ 130,754,267
New Mexico - 0.6%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	$1,145,000	$ 1,210,666
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	9,315,000	9,613,918
		$ 10,824,584
New York - 6.2%
Build NYC Resource Corp., Solid Waste Disposal Rev. (Pratt Paper New York, Inc. Project), 3.75%, 1/01/2020	$615,000	$ 624,520
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/2022	1,140,000	1,227,427
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “A-2”, 4%, 8/15/2019	15,000,000	15,374,100
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2020	1,000,000	1,054,880
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2021	200,000	213,266
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	271,117
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023	1,300,000	1,446,796
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025	2,400,000	2,725,488
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.375%, 12/01/2027 (Put Date 5/01/2020)	10,000,000	10,057,100
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/2020	3,395,000	3,599,243
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/2020	5,000	5,367
New York Environmental Facilities Corp. Rev., Unrefunded Balance, “C”, 5%, 11/15/2020	2,820,000	3,032,995
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5%, 5/01/2019	2,675,000	2,745,058
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 4/01/2019	1,350,000	1,382,616
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2026	15,000,000	16,906,200
New York, NY, 5%, 8/01/2023	1,435,000	1,632,901
New York, NY, “A-4”, VRDN, 0.98%, 8/01/2038	8,000,000	8,000,000
New York, NY, “G-3”, VRDN, 0.88%, 4/01/2042	15,000,000	15,000,000
New York, NY, “G-4”, VRDN, 0.88%, 4/01/2042	6,000,000	6,000,000
New York, NY, “I”, 5%, 8/01/2022	7,500,000	8,372,475
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/2019	1,250,000	1,289,087
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), “A”, ETM, 5%, 7/01/2019	130,000	134,198
Port Authority of NY & NJ (170th Series), 5%, 12/01/2019	1,410,000	1,472,449
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	8,161,790
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,139,210
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,302,840
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,739,985
		$ 115,911,108

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 1.1%
Charlotte, NC, COP (Convention Facility Project), “A”, 5%, 12/01/2020	$4,100,000	$ 4,400,940
Durham County, NC, 5%, 4/01/2019	1,000,000	1,023,820
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/2022	665,000	722,303
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/2023	325,000	357,546
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/2024	700,000	779,499
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev. , AGM, 5%, 1/01/2026	1,500,000	1,727,100
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev. , AGM, 5%, 1/01/2027	4,000,000	4,629,520
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2020	500,000	534,680
Raleigh Durham, NC, Airport Authority Refunidng Rev., “C”, VRDN, 0.9%, 5/01/2036	4,550,000	4,550,000
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	743,659
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,161,290
		$ 20,630,357
Ohio - 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	$3,610,000	$ 3,600,109
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,422,187
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/2021 (Prerefunded 11/15/2020)	375,000	400,703
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2021 (Prerefunded 11/15/2020)	385,000	411,388
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2022 (Prerefunded 11/15/2020)	405,000	432,759
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/2019	345,000	348,536
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 11/15/2019	300,000	304,629
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 5/15/2020	360,000	373,464
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 11/15/2020	365,000	381,892
Columbus, OH, 5%, 7/01/2022	2,350,000	2,623,493
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2026	2,000,000	2,206,940
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2027	2,150,000	2,377,814
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	115,000	116,463
Ohio Higher Education, “C”, 5%, 8/01/2021	8,000,000	8,738,800
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	689,500
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2021	1,000,000	1,083,000
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	853,771
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/2020	2,000,000	2,129,260
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	7,588,341
		$ 36,083,049
Oklahoma - 0.3%
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2020	$1,500,000	$ 1,576,290
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2021	700,000	752,080
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	654,906
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/2022	1,000,000	1,035,100
Tulsa, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	891,792
Tulsa, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	560,005
		$ 5,470,173
Oregon - 0.8%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/2021	$350,000	$ 366,125
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	500,000	553,955
Lake Oswego, OR, 4%, 6/01/2019	1,195,000	1,220,143
Lake Oswego, OR, 4%, 6/01/2020	1,830,000	1,908,214
Lake Oswego, OR, 4%, 6/01/2021	2,330,000	2,470,126
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,716,465
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,159,190
State of Oregon, “A”, 5%, 5/01/2025	2,000,000	2,347,920

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
State of Oregon, “A”, 5%, 5/01/2026	$2,000,000	$ 2,376,440
		$ 14,118,578
Pennsylvania - 6.7%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FLR, 2.3% (LIBOR-3mo. + 0.72%), 2/01/2021	$985,000	$ 990,496
Allentown, PA, City School District, BAM, 5%, 2/01/2027	4,375,000	5,005,831
Allentown, PA, City School District , BAM, 5%, 2/01/2026	4,155,000	4,724,152
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2022	1,000,000	1,073,280
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,250,000	1,430,962
Bethlehem Area School District, PA, (Northampton and Lehigh Counties), “A” , 5%, 2/01/2025	4,575,000	5,280,694
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2018	1,000,000	1,010,250
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2019	500,000	521,545
Cambria County, PA, ETM, BAM, 4%, 8/01/2019	900,000	921,735
Cambria County, PA, Unrefunded Balance, BAM, 4%, 8/01/2019	1,445,000	1,475,995
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2024	750,000	858,008
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2029	450,000	514,962
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	10,395,360
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	7,012,127
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,429,780
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	585,000	620,597
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,025,000	1,107,287
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	730,000	801,956
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/2026	1,400,000	1,426,810
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2019	445,000	453,700
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2020	500,000	521,220
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2025	500,000	571,710
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2023	300,000	336,249
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2024	600,000	679,044
Lancaster County School District, PA, “B”, AGM, 5%, 6/01/2025	2,000,000	2,299,920
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2021	300,000	327,063
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	355,309
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	799,736
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	302,005
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2021	1,295,000	1,177,751
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,181,771
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	897,799
Luzerne County, PA, “A”, AGM, 5%, 12/15/2019	305,000	316,154
Luzerne County, PA, “A”, AGM, 5%, 11/15/2020	1,355,000	1,442,221
Luzerne County, PA, “A”, AGM, 5%, 11/15/2021	3,000,000	3,260,820
Luzerne County, PA, “A”, AGM, 5%, 12/15/2021	445,000	484,636
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	448,448
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	462,529
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	420,586
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	655,000	738,460
Luzerne County, PA, “B”, AGM, 5%, 5/15/2020	2,200,000	2,313,190
Luzerne County, PA, “B”, AGM, 5%, 5/15/2021	2,055,000	2,209,598
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/2023 (Prerefunded 1/01/2022)	1,225,000	1,348,223
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2021	2,000,000	2,106,000
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2022	3,485,000	3,720,203
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	880,000	879,824
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 1.7%, 8/01/2037 (Put Date 8/03/2020)	2,000,000	1,966,620
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “B”, 1.65%, 12/01/2030 (Put Date 10/01/2018)	1,170,000	1,170,105

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 11/01/2018	$265,000	$ 265,925
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/2019	1,325,000	1,377,867
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2022	2,955,000	3,263,591
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2023	2,880,000	3,232,166
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,461,555
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,134,210
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	725,030
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	2,119,989
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,708,900
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,676,689
Scranton, PA, School District Rev., FLR, 2.273% (68% of LIBOR-1mo. + 0.85%), 4/01/2031 (Put Date 4/01/2021)	5,675,000	5,698,324
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 12/01/2018	1,330,000	1,345,215
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,382,025
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,112,920
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,116,200
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2020	855,000	896,981
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2022	930,000	1,008,204
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2025	1,605,000	1,780,780
York County, PA, School of Technology Authority Lease Rev., “A”, BAM, 5%, 2/15/2025	850,000	975,740
York County, PA, School of Technology Authority Lease Rev., “A”, BAM, 5%, 2/15/2026	1,000,000	1,134,460
		$ 124,209,492
Puerto Rico - 6.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$1,135,000	$ 1,164,283
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	1,830,000	1,929,076
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	4,070,000	4,402,560
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2030	2,535,000	2,955,531
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	3,880,000	4,102,867
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2023	500,000	551,405
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2024	740,000	782,276
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2025	1,740,000	1,961,102
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	3,860,000	4,137,573
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2019	570,000	550,973
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	610,000	562,298
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	8,220,000	8,580,529
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	8,765,000	9,246,374
Commonwealth of Puerto Rico, Public Improvement, “A”, AAC, 5.5%, 7/01/2019	1,365,000	1,395,494
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 3.463%, 7/01/2019	7,145,000	7,167,507
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 3.483%, 7/01/2020	4,000,000	4,002,600
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 5.5%, 7/01/2029	1,905,000	2,225,230
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	200,000	206,768
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,000,000	2,070,560
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	335,097
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,440,171
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,930,865
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	40,000	41,386
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2021	5,115,000	5,360,776
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,095,000	1,152,203
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2023	435,000	458,033
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	110,000	110,475
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	115,000	115,422
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	300,000	302,061
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2023	370,000	371,746
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2024	1,845,000	1,852,970
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	1,625,000	1,632,182
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	345,000	347,888
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2023	860,000	864,059
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	530,000	532,290

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	$25,000	$ 25,075
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	267,543
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,106,304
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,348,317
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	6,490,000	6,617,788
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	195,000	206,567
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	460,000	487,444
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	110,000	108,227
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	25,000	24,938
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	380,000	379,495
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	310,000	309,275
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	295,000	291,312
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	90,000	86,625
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	390,000	373,425
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	3,980,000	4,267,276
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	4,900,000	5,291,314
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	615,000	667,466
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	3,270,000	3,560,114
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	5,535,000	6,051,969
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	138,949
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	390,000	403,759
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	3,210,000	3,397,496
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	245,000	245,899
		$ 112,499,207
Rhode Island - 1.5%
Providence, RI, “A”, 4%, 7/15/2019	$400,000	$ 407,700
Providence, RI, “A”, 5%, 1/15/2020	1,625,000	1,694,209
Providence, RI, “A”, 5%, 1/15/2021	1,000,000	1,066,490
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2019	2,000,000	2,054,300
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2021	2,240,000	2,415,459
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	5,704,450
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 2.125%, 12/01/2018	3,200,000	3,202,816
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 2.5%, 12/01/2019	4,590,000	4,618,137
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2020	2,000,000	2,124,600
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	880,000	950,734
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	550,000	602,063
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	1,510,000	1,538,328
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,785,000	1,784,946
		$ 28,164,232
South Carolina - 0.8%
Berkeley County, SC, School District Rev., 5%, 12/01/2018	$630,000	$ 637,522
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	3,095,000	3,487,322
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2023	650,000	718,972
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,828,699
Richland County, SC, School District No. 1, 4%, 3/01/2019	1,270,000	1,288,796
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,475,097
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,126,160
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,705,560
		$ 15,268,128

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - 2.1%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2018	$5,120,000	$ 5,151,130
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/2019	920,000	936,210
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2021	720,000	776,750
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	936,666
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	837,090
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	1,350,000	1,521,491
Maury County, TN, General Obligation School Bonds , 5%, 4/01/2022	1,535,000	1,699,736
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/2023	8,000,000	9,109,760
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/2021	7,500,000	8,161,950
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 4%, 5/01/2048 (Put Date 5/01/2023)	7,500,000	7,958,925
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,000,000	1,035,970
		$ 38,125,678
Texas - 4.7%
Arlington, TX, Independent School District Rev., “A”, Texas PSF, 5%, 2/15/2019	$1,275,000	$ 1,299,697
Austin, TX, Convention Enterprises, Inc. Convention Center Refunding Rev., “A”, 5%, 1/01/2025	1,740,000	1,970,915
Austin, TX, Convention Enterprises, Inc. Convention Center Refunding Rev., “B”, 5%, 1/01/2024	1,200,000	1,345,188
Brownsville, TX, Independent School District, “A”, Texas PSF, 5%, 2/15/2021	6,595,000	7,114,158
Clifton, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	2,390,000	2,405,535
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/2018	5,415,000	5,448,031
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/2020	650,000	668,837
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	574,387
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/2020	2,940,000	3,092,439
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/2019 (Prerefunded 11/15/2018)	600,000	606,354
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, ETM, 5%, 11/15/2018	470,000	474,977
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2020	575,000	611,081
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2021	1,000,000	1,081,320
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2020	1,000,000	1,061,480
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	475,000	494,632
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,010,000	1,090,638
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	705,000	741,413
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	4,000,000	4,553,560
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,152,320
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,481,680
Houston, TX, Higher Education Finance Corp. Refunding Rev. (Kipp, Inc.), “A”, Texas PSF, 4%, 2/15/2020	880,000	908,521
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, Texas PSF, 4%, 2/15/2019	840,000	850,853
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	282,628
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	570,580
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	395,021
Klein, TX, Independent School District, Texas PSF, 5%, 8/01/2021	105,000	105,078
Lone Star College System, TX, 5%, 2/15/2027	3,750,000	4,362,300
Lone Star College System, TX, “A”, 5%, 8/15/2018	4,250,000	4,255,737
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2026	3,125,000	3,339,125
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.65%, 1/01/2020 (Put Date 10/01/2018)	6,750,000	6,750,607
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “B-1”, 3.25%, 11/15/2022	55,000	54,347
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “B-2”, 3%, 11/15/2021	20,000	19,937
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 1.25%, 11/01/2018	200,000	199,702
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2019	300,000	304,470
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2021	400,000	415,780
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	2,205,716
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,177,210

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	$1,160,000	$ 1,283,830
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, ETM, 5%, 8/15/2018	500,000	500,665
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	430,000	442,199
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc. Querencia Project), 5%, 11/15/2025	1,675,000	1,820,675
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2019	1,260,000	1,298,443
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2020	785,000	822,955
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2021	1,390,000	1,476,319
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,567,441
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	80,000	80,036
Tarrant County, TX, Cultural Education Facilities, Finance Corp. Rev. (Trinity Terrace Project), “A-2”, 2.5%, 12/01/2018	1,190,000	1,190,286
Texas Technical College System Rev., AGM, 5%, 10/15/2024	1,425,000	1,631,112
Texas Technical College System Rev., AGM, 5%, 10/15/2025	1,550,000	1,793,955
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7%, 1/01/2032 (Prerefunded 1/01/2021)	1,715,000	1,921,675
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7.125%, 1/01/2046 (Prerefunded 1/01/2021)	2,215,000	2,488,420
Waco, TX, 5%, 2/01/2027	3,220,000	3,805,782
		$ 87,590,047
U.S. Virgin Islands - 0.9%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023	$1,500,000	$ 1,614,375
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024	1,500,000	1,619,940
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	3,595,000	3,789,274
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, AGM, 5%, 10/01/2025	3,625,000	3,746,836
Virgin Islands Public Finance Authority Rev.,“B”, AGM, 5%, 10/01/2019	5,000,000	5,139,450
		$ 15,909,875
Utah - 0.3%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$ 2,293,117
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,392,672
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2027	2,000,000	2,341,480
		$ 6,027,269
Vermont - 0.5%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$2,050,000	$ 2,183,065
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2019	100,000	102,914
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,089,950
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2023	525,000	572,224
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2024	850,000	931,728
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2024	1,010,000	1,107,111
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2025	875,000	964,600
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,316,489
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2027	775,000	848,191
		$ 10,116,272
Virginia - 1.4%
Commonwealth of Virginia, Board of Transportation, Capital Project Refunding Rev., “A”, 5%, 5/15/2025	$2,750,000	$ 3,217,720
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/2018	500,000	502,205
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	2,175,000	2,302,672
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/2021	1,375,000	1,484,079
Richmond, VA, General Obligation Public Improvement Refunding, “D”, 5%, 3/01/2024	930,000	1,070,783

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Richmond, VA, General Obligation Public Improvement Refunding, “D”, 5%, 3/01/2025	$2,000,000	$ 2,335,960
Virginia Public Building Authority, Public Facilities Rev., Matching Fund Loan Note, “B”, 5%, 8/01/2024	10,000,000	11,571,200
Virginia Public School Authority, “C”, 5%, 8/01/2018	1,000,000	1,000,000
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2020	1,150,000	1,224,187
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2021	1,000,000	1,087,650
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	831,203
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, ETM, 7.25%, 7/01/2019	215,000	226,094
		$ 26,853,753
Washington - 1.8%
Energy Northwest, WA, Columbia Generating Station Electric Rev., “A”, 5%, 7/01/2023	$4,295,000	$ 4,880,022
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2019	2,025,000	2,086,256
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2020	2,230,000	2,362,752
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2021	2,455,000	2,657,341
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	2,000,000	2,206,500
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,681,200
Pierce County, WA, “A”, 5%, 7/01/2022	3,290,000	3,642,721
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2019	700,000	718,249
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2020	1,175,000	1,238,015
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2022	1,740,000	1,909,929
State of Washington, Higher Education Facilities Authority Rev., (Whiteman College Project), VRDN, 0.94%, 10/01/2029	8,200,000	8,200,000
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/2042 (Put Date 10/01/2021)	1,000,000	1,092,470
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/2020	1,175,000	1,245,864
		$ 33,921,319
West Virginia - 1.2%
Harrison County, WV, Solid Waste Disposal Rev. (Monongahela Power Co. Project), “A”, 3%, 10/15/2037 (Put Date 10/15/2021)	$10,000,000	$ 9,999,700
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 4/01/2022)	11,500,000	11,551,405
		$ 21,551,105
Wisconsin - 1.1%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/2043 (Put Date 6/01/2021)	$5,000,000	$ 5,397,750
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 7/15/2022	6,000,000	6,497,400
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/2020	800,000	857,776
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	2,780,000	2,960,922
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “B-2”, 3.5%, 11/15/2023	295,000	297,207
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “B-3”, 3%, 11/15/2022	405,000	405,684
Wisconsin Public Finance Authority Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), “A-1”, 1.8%, 6/01/2023 (Put Date 11/01/2018)	1,965,000	1,965,000
Wisconsin Public Finance Authority Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), “A-2”, 1.8%, 10/01/2025 (Put Date 11/01/2018)	330,000	330,000
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	2,490,000	2,644,928
		$ 21,356,667
Total Municipal Bonds		$1,806,498,993
Other Municipal Bonds – 0.2%
Multi-Family Housing Revenue – 0.2%
Freddie Mac, 1.6% to 6/15/2022, FLR to 8/15/2051	4,000,000	$ 3,884,760

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 1.98% (v)	41,941,845	$ 41,937,651

Other Assets, Less Liabilities - 0.6%		10,320,561
Net Assets - 100.0%		$1,862,641,965
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $41,937,651 and $1,810,383,753, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,810,383,753	$—	$1,810,383,753
Mutual Funds	41,937,651	—	—	41,937,651
Total	$41,937,651	$1,810,383,753	$—	$1,852,321,404
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	52,943,186	171,281,004	(182,282,345)	41,941,845
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,969	$(2,040)	$—	$192,622	$41,937,651

Quarterly Report
July 31, 2018
MFS®  Total Return Bond Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 102.4%
Aerospace – 0.2%
TransDigm, Inc., 6.5%, 7/15/2024	$10,772,000	$ 11,027,835
Asset-Backed & Securitized – 17.2%
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 3.639% (LIBOR-3mo. + 1.30%), 1/15/2028 (z)	$16,000,000	$ 15,787,648
Allegro CLO Ltd., 2014-1A, “A2R”, FLR, 3.997% (LIBOR-3mo. + 1.65%), 1/21/2027 (n)	14,040,367	14,030,202
Allegro CLO Ltd., 2014-1A, “BR”, FLR, 4.747% (LIBOR-3mo. + 2.4%), 1/21/2027 (n)	12,968,776	12,982,743
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.583% (LIBOR-3mo. + 1.25%), 10/18/2027 (z)	8,340,000	8,254,490
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.983% (LIBOR-3mo. + 1.7%), 10/18/2027 (z)	3,070,000	3,035,681
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.212% (LIBOR-1mo. + 1.15%), 6/15/2028 (z)	18,855,000	18,878,565
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	1,033,972	1,032,782
Atrium XII Corp., 2012-A, “B1R”, FLR, 3.697% (LIBOR-3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,568,615
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.598% (LIBOR-3mo. + 1.25%), 1/20/2028 (n)	23,804,982	23,554,822
Babson CLO Ltd., 2014-IIA, “CR”, FLR, 4.536% (LIBOR-3mo. + 2.2%), 10/17/2026 (n)	7,130,000	7,115,597
Ballyrock Ltd., CLO, FLR, 3.511% (LIBOR-3mo. + 1.18%), 5/20/2025 (z)	1,458,051	1,457,740
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 2.922% (LIBOR-1mo. + 0.85%), 1/15/2033 (z)	13,934,734	13,952,626
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.322% (LIBOR-1mo. + 1.25%), 1/15/2033 (z)	8,360,841	8,374,402
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.476% (LIBOR-1mo. + 2.7%), 1/15/2033 (z)	2,229,557	2,236,973
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	3,995,942	400
Bayview Commercial Asset Trust, FLR, 2.374% (LIBOR-1mo. + 0.31%), 8/25/2035 (z)	215,678	204,903
Bayview Commercial Asset Trust, FLR, 2.334% (LIBOR-1mo. + 0.27%), 4/25/2036 (z)	169,637	160,537
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	345,369	350,952
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.672% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)	1,703,311	1,569,098
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	21,591,144	21,633,748
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	4,988,736	4,975,441
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (z)	13,558,743	13,403,928
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (z)	14,170,000	14,103,768
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,471,323
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	10,846,550
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	16,593,789	16,117,662
Commercial Mortgage Asset Trust, 1.337%, 1/17/2032 (i)(z)	35,876	11
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	9,743,000	9,513,061
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	14,087,504	14,253,746
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,404,401
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	10,009,081
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	4,827,275
Commercial Mortgage Trust, 2016-COR1, “A4”, 3.091%, 10/10/2049	19,844,365	18,943,179
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	17,818,591	17,500,950
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	26,086,396
Countrywide Asset-Backed Certificates, 4.615%, 4/25/2036	128,192	124,331
Credit-Based Asset Servicing & Securitization LLC, 3.719%, 12/25/2035	27,747	27,660
Credit-Based Asset Servicing & Securitization LLC, 3.647%, 1/25/2037 (q)	1,426,528	686,577
Credit-Based Asset Servicing & Securitization LLC, 3.877%, 3/25/2037 (q)	1,561,341	905,339
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,641,042
Cutwater Ltd., 2014-1A, “BR”, FLR, 4.739% (LIBOR-3mo. + 2.4%), 7/15/2026 (n)	5,280,000	5,253,479
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	7,678,000	7,662,866
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 4.589% (LIBOR-3mo. + 2.25%), 7/15/2026 (n)	7,930,434	7,923,995
Exantas Capital Corp CLO Ltd., 2018-RS06, “B”, FLR, 3.22% (LIBOR-1mo. + 1.15%), 6/15/2035 (z)	5,150,000	5,152,043
Falcon Franchise Loan LLC, 8.149%, 1/05/2023 (i)(z)	7,951	314
Flatiron CLO Ltd., 2013-1A, “A1R”, FLR, 3.496% (LIBOR-3mo. + 1.16%), 1/17/2026 (n)	7,620,949	7,617,047
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 3.739% (LIBOR-3mo. + 1.4%), 4/15/2027 (n)	18,297,137	18,289,297
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.239% (LIBOR-3mo. + 1.9%), 4/15/2027 (n)	4,000,000	3,998,272
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	5,379,000	5,356,947
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	13,841,000	13,728,705
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	443,905	449,242
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FLR, 2.642% (LIBOR-1mo. + 0.57%), 1/18/2022 (n)	28,421,000	28,535,184
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	8,001,000	7,866,616
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Granite Point Mortgage Trust Inc., FLR, 2.986% (LIBOR-1mo. + 0.9%), 11/21/2035 (n)	$11,360,000	$ 11,339,064
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,272,701
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	29,467,329	28,674,581
GS Mortgage Securities Trust, 2017-GS7, “A4”, 3.43%, 8/10/2050	31,130,000	30,241,027
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.841% (LIBOR-3mo. + 1.7%), 7/18/2031 (z)	15,920,000	15,919,316
IMPAC CMB Trust, FLR, 2.804% (LIBOR-1mo. + 0.74%), 11/25/2034	64,139	64,044
IMPAC CMB Trust, FLR, 2.984% (LIBOR-1mo. + 0.92%), 11/25/2034	32,069	31,178
IMPAC Secured Assets Corp., FLR, 2.414% (LIBOR-1mo. + 0.35%), 5/25/2036	296,083	292,957
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	12,943,132
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	23,291,714
JPMBB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	11,183,022
JPMorgan Chase Commercial Mortgage Securities Corp., 5.782%, 7/15/2042 (n)(q)	986,491	679,351
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	12,800,212	12,458,983
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.009%, 6/15/2049	3,084,562	3,131,933
Lehman Brothers Commercial Conduit Mortgage Trust, 1.437%, 10/15/2035 (i)	425,182	4
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.571% (LIBOR-1mo. + 1.5%), 5/15/2028 (n)	21,675,000	21,694,609
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.621% (LIBOR-1mo. + 2.55%), 5/15/2028 (z)	5,705,000	5,715,458
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.25% (LIBOR-3mo. + 0.9%), 4/15/2028 (n)	19,665,011	19,624,599
Merrill Lynch Mortgage Investors, Inc., 4.263%, 2/25/2037 (q)	2,006,604	426,862
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	7,947,974
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	25,561,728
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (n)	12,068,000	12,059,887
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (z)	7,285,000	7,238,418
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.898% (LIBOR-3mo. + 2.55%), 10/20/2026 (n)	2,795,000	2,796,758
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.689% (LIBOR-3mo. + 1.35%), 7/15/2027 (z)	13,240,000	13,226,575
Option One Mortgage Loan Trust, 5.611%, 1/25/2037 (q)	4,735	4,722
Ownit Mortgage Loan Asset-Backed Certificates, 3.396%, 10/25/2035 (q)	656,955	410,926
Parallel Ltd., 2015-1A, “C1R”, FLR, 4.097% (LIBOR-3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,699,108
Parallel Ltd., 2015-1A, “C2R”, FLR, 4.097% (LIBOR-3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,989,038
Preferred Term Securities XIX Ltd., CDO, FLR, 2.691% (LIBOR-3mo. + 0.35%), 12/22/2035 (z)	5,184,689	4,886,569
Race Point CLO Ltd., 2013-8A, “AR”, FLR, 3.671% (LIBOR-3mo. + 1.34%), 2/20/2030 (n)	11,190,527	11,351,410
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,938,507	1,873,157
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.51% (LIBOR-1mo. + 1.5%), 1/15/2035 (z)	9,409,500	9,409,499
Silver Spring CLO Ltd., 2014-1A, “C2R”, 4.561%, 10/15/2026 (n)	6,065,000	6,022,157
Thornburg Mortgage Securities Trust, FLR, 2.744% (LIBOR-1mo. + 0.68%), 4/25/2043	6,859	6,863
TICP CLO Ltd., 2018-IA, “A2”, FLR, 3.862% (LIBOR-3mo. + 1.5%), 4/26/2028 (z)	16,262,022	16,242,159
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	25,000,000	24,621,070
Voya CLO Ltd., 2013-3A, “BR”, FLR, 4.483% (LIBOR-3mo. + 2.15%), 1/18/2026 (n)	11,625,000	11,691,402
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	15,325,085
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	24,743,102
West CLO Ltd., 2014-1A, “A2R”, FLR, 3.683% (LIBOR-3mo. + 1.35%), 7/18/2026 (n)	16,679,192	16,571,461
West CLO Ltd., 2014-1A, “CR”, FLR, 5.333% (LIBOR-3mo. + 3%), 7/18/2026 (n)	3,420,000	3,419,481
		$ 893,941,336
Automotive – 0.6%
General Motors Co., 4.875%, 10/02/2023	$5,739,000	$ 5,877,265
General Motors Co., 5.2%, 4/01/2045	4,792,000	4,489,481
General Motors Financial Co., Inc., 3.45%, 4/10/2022	8,435,000	8,279,883
General Motors Financial Co., Inc., 4.35%, 4/09/2025	7,992,000	7,863,229
General Motors Financial Co., Inc., 4%, 10/06/2026	6,951,000	6,597,121
		$ 33,106,979
Broadcasting – 0.5%
Netflix, Inc., 4.875%, 4/15/2028 (n)	$20,000,000	$ 18,925,000
Time Warner, Inc., 3.8%, 2/15/2027	5,558,000	5,314,483
		$ 24,239,483
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp., 3.2%, 3/02/2027	$17,641,000	$ 16,902,770
Charles Schwab Corp., 3.2%, 1/25/2028	10,052,000	9,547,250
E*TRADE Financial Corp., 2.95%, 8/24/2022	3,919,000	3,794,554
E*TRADE Financial Corp., 3.8%, 8/24/2027	19,238,000	18,391,577
E*TRADE Financial Corp., 4.5%, 6/20/2028	8,585,000	8,617,979
Intercontinental Exchange, Inc., 3.1%, 9/15/2027	15,960,000	15,018,663
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	14,266,753
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	5,050,000	5,212,313
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	4,376,000	4,299,863
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	5,845,000	5,604,602
		$ 101,656,324
Building – 1.4%
CRH America Finance, Inc., 3.95%, 4/04/2028 (z)	$18,023,000	$ 17,463,422
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	12,268,000	12,442,298
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,718,000	2,519,691
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	8,147,000	7,197,219
Masco Corp., 4.375%, 4/01/2026	11,111,000	11,040,534
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	5,145,000	5,095,094
Standard Industries, Inc., 6%, 10/15/2025 (n)	5,145,000	5,209,312
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	12,000,000	10,980,000
		$ 71,947,570
Business Services – 0.4%
Equinix, Inc., 5.375%, 5/15/2027	$3,584,000	$ 3,610,880
Fidelity National Information Services, Inc., 3%, 8/15/2026	14,166,000	13,123,645
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	3,630,000	3,634,491
		$ 20,369,016
Cable TV – 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$5,556,000	$ 5,611,560
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	10,819,684
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	14,525,000	13,772,798
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	11,390,000	11,147,963
Time Warner Cable, Inc., 4.5%, 9/15/2042	10,161,000	8,687,211
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,891,168
Videotron Ltd., 5%, 7/15/2022	9,853,000	10,045,134
Videotron Ltd., 5.125%, 4/15/2027 (n)	8,000,000	7,860,000
		$ 73,835,518
Computer Software – 0.8%
Microsoft Corp., 2%, 8/08/2023	$14,694,000	$ 13,891,727
Microsoft Corp., 3.125%, 11/03/2025	14,939,000	14,672,429
Microsoft Corp., 4.1%, 2/06/2037	10,394,000	10,900,838
		$ 39,464,994
Computer Software - Systems – 0.6%
Apple, Inc., 3.35%, 2/09/2027	$10,772,000	$ 10,582,186
Apple, Inc., 2.9%, 9/12/2027	14,444,000	13,669,313
Apple, Inc., 4.375%, 5/13/2045	6,657,000	6,972,983
		$ 31,224,482
Conglomerates – 0.4%
Johnson Controls International PLC, 5.7%, 3/01/2041	$3,439,000	$ 3,721,418
Johnson Controls International PLC, 4.625%, 7/02/2044	3,760,000	3,639,040
United Technologies Corp., 4.05%, 5/04/2047	13,687,000	12,967,526
		$ 20,327,984
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.9%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$12,239,000	$ 12,156,965
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	38,107,000	36,109,306
		$ 48,266,271
Consumer Services – 0.8%
Priceline Group, Inc., 2.75%, 3/15/2023	$3,459,000	$ 3,320,612
Priceline Group, Inc., 3.65%, 3/15/2025	22,057,000	21,684,776
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	5,237,000	3,475,279
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	15,190,000	8,280,458
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	5,237,000	2,490,418
		$ 39,251,543
Containers – 0.4%
Berry Global Group, Inc., 5.125%, 7/15/2023	$10,515,000	$ 10,436,137
Sealed Air Corp., 5.125%, 12/01/2024 (n)	9,876,000	9,950,070
		$ 20,386,207
Electronics – 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$12,189,000	$ 11,431,180
Emerging Market Quasi-Sovereign – 0.6%
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	$29,692,000	$ 28,727,079
Emerging Market Sovereign – 0.2%
Republic of South Africa, 4.85%, 9/27/2027	$13,595,000	$ 13,097,776
Energy - Integrated – 0.2%
Shell International Finance B.V., 4%, 5/10/2046	$7,702,000	$ 7,614,555
Shell International Finance B.V., 3.75%, 9/12/2046	5,018,000	4,756,951
		$ 12,371,506
Entertainment – 0.2%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$12,910,000	$ 12,603,388
Financial Institutions – 0.1%
GE Capital International Funding Co., 4.418%, 11/15/2035	$5,733,000	$ 5,585,755
Food & Beverages – 1.5%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$14,961,000	$ 14,765,361
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	21,605,000	22,546,723
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	7,736,000	7,838,830
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	5,084,000	5,113,544
General Mills, Inc., 4%, 4/17/2025	8,996,000	8,974,740
Kraft Heinz Foods Co., 4.375%, 6/01/2046	9,786,000	8,700,245
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	11,439,000	11,454,191
		$ 79,393,634
Forest & Paper Products – 0.1%
Packaging Corp. of America, 3.65%, 9/15/2024	$4,483,000	$ 4,379,479
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,977,000	$ 7,203,753
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	6,000,000	6,096,600
		$ 13,300,353
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.9%
American International Group, Inc., 3.75%, 7/10/2025	$17,703,000	$ 17,315,227
American International Group, Inc., 3.9%, 4/01/2026	7,925,000	7,796,694
American International Group, Inc., 4.7%, 7/10/2035	5,448,000	5,431,533
American International Group, Inc., 4.5%, 7/16/2044	4,835,000	4,619,183
Lincoln National Corp., 3.8%, 3/01/2028	3,822,000	3,706,612
Principal Financial Group, Inc., 3.4%, 5/15/2025	10,529,000	10,195,696
		$ 49,064,945
Insurance - Health – 0.5%
Centene Corp., 5.375%, 6/01/2026 (n)	$9,885,000	$ 10,119,769
UnitedHealth Group, Inc., 2.375%, 10/15/2022	18,854,000	18,117,230
		$ 28,236,999
Insurance - Property & Casualty – 0.9%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$ 12,819,126
Ambac Assurance Corp., 5.1%, 6/07/2020 (z)	13,854	18,564
Ambac LSNI, LLC, FLR, 7.337% (LIBOR-3mo. + 5%), 2/12/2023 (z)	63,093	63,567
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,271,000	11,231,398
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	22,209,000	21,705,200
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	2,719,000	2,644,837
		$ 48,482,692
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$10,542,000	$ 9,908,711
Major Banks – 8.8%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (Prerefunded 8/27/2018) (Put Date 8/27/2018) (n)	$13,800,000	$ 13,924,131
Bank of America Corp., 3.3%, 1/11/2023	13,781,000	13,603,097
Bank of America Corp., 3.004%, 12/20/2023	7,493,000	7,272,280
Bank of America Corp., 4.125%, 1/22/2024	8,133,000	8,281,215
Bank of America Corp., 3.95%, 4/21/2025	4,458,000	4,375,284
Bank of America Corp., 4.45%, 3/03/2026	11,782,000	11,826,672
Bank of America Corp., 3.419% to 12/20/2027, FLR to 12/20/2028	11,952,000	11,240,002
Bank of America Corp., 4.443% to 01/20/2047, FLR to 1/20/2048	26,034,000	26,088,960
Bank of America Corp., 6.5% to 10/23/2014, FLR to 10/23/2049	4,793,000	5,140,493
Bank of America Corp., 6.1% to 3/17/2025, FLR to 12/29/2049	16,050,000	16,728,113
Bank of America Corp., 5.875% to 3/15/2028, FLR to 12/31/2059	14,429,000	14,284,710
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR to 2/07/2028	25,625,000	24,955,421
Barclays PLC, 4.375%, 1/12/2026	5,620,000	5,499,339
Barclays PLC, 4.972% to 5/16/2028, FLR to 5/16/2029	8,494,000	8,523,832
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,753,000	2,935,386
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	11,024,000	10,691,968
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	15,548,000	15,501,144
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	8,201,000	7,967,552
JPMorgan Chase & Co., 4.25%, 10/15/2020	2,264,000	2,310,752
JPMorgan Chase & Co., 4.5%, 1/24/2022	3,300,000	3,406,378
JPMorgan Chase & Co., 3.125%, 1/23/2025	5,071,000	4,857,703
JPMorgan Chase & Co., 2.95%, 10/01/2026	22,838,000	21,275,202
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR to 1/23/2029	11,009,000	10,458,162
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR to 4/23/2029	19,869,000	19,537,973
Lloyds Bank PLC, 3.75%, 1/11/2027	15,056,000	14,254,218
Morgan Stanley, 5.5%, 7/28/2021	18,554,000	19,621,041
Morgan Stanley, 4%, 7/23/2025	4,648,000	4,652,142
Morgan Stanley, 3.875%, 1/27/2026	13,472,000	13,305,929
Morgan Stanley, 3.125%, 7/27/2026	13,910,000	12,980,314
Morgan Stanley, 4.3%, 1/27/2045	2,634,000	2,567,400
Morgan Stanley, 4.375%, 1/22/2047	18,187,000	17,983,290
PNC Bank N.A., 3.1%, 10/25/2027	21,548,000	20,350,813
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	8,134,000	8,624,460
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FLR to 12/29/2049	$2,205,000	$ 2,341,975
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FLR to 12/29/2165	7,305,000	7,542,413
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	13,825,000	13,355,013
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	7,081,000	7,072,714
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,148,000	10,176,333
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	13,057,000	12,896,000
Wachovia Corp., 6.605%, 10/01/2025	2,193,000	2,494,213
Wells Fargo & Co., 3.069%, 1/24/2023	16,413,000	16,028,469
		$ 456,932,506
Medical & Health Technology & Services – 2.0%
Catholic Health Initiatives, 2.95%, 11/01/2022	$9,078,000	$ 8,763,654
CVS Health Corp., 4.78%, 3/25/2038	24,759,000	24,951,610
CVS Health Corp., 5.125%, 7/20/2045	9,221,000	9,594,352
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	8,428,000	8,374,605
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	10,194,000	10,442,963
HCA, Inc., 5.25%, 6/15/2026	19,763,000	20,059,445
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	3,653,000	3,569,361
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	7,367,000	7,292,749
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,818,664
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	8,653,829
		$ 104,521,232
Medical Equipment – 0.9%
Abbott Laboratories, 2.35%, 11/22/2019	$6,831,000	$ 6,789,205
Abbott Laboratories, 2%, 3/15/2020	3,563,000	3,506,365
Abbott Laboratories, 3.4%, 11/30/2023	20,815,000	20,605,435
Abbott Laboratories, 4.9%, 11/30/2046	14,191,000	15,597,360
		$ 46,498,365
Metals & Mining – 1.0%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	$3,076,000	$ 2,960,650
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	3,849,000	3,531,457
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	10,661,000	11,407,270
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	7,920,000	7,820,129
Glencore Funding LLC, 4%, 4/16/2025 (n)	4,966,000	4,762,288
Glencore Funding LLC, 4%, 3/27/2027 (n)	13,000,000	12,232,574
Kinross Gold Corp., 5.95%, 3/15/2024	2,209,000	2,285,211
Kinross Gold Corp., 4.5%, 7/15/2027	1,194,000	1,104,450
Steel Dynamics, Inc., 5.125%, 10/01/2021	7,688,000	7,774,490
		$ 53,878,519
Midstream – 1.7%
Enbridge, Inc., 4.25%, 12/01/2026	$16,730,000	$ 16,898,064
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	8,098,000	10,051,068
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,862,000	7,610,247
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	8,327,000	8,436,916
MPLX LP, 4.7%, 4/15/2048	10,919,000	10,387,822
Phillips 66 Partners LP, 4.68%, 2/15/2045	2,692,000	2,556,641
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	13,289,000	14,331,601
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	10,181,000	10,505,773
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,452,000	5,342,692
		$ 86,120,824
Mortgage-Backed – 15.9%
Fannie Mae, 2.578%, 9/25/2018	$722,907	$ 721,637
Fannie Mae, 5.5%, 11/01/2018 - 12/01/2038	12,714,231	13,716,402
Fannie Mae, 5.18%, 3/01/2019	437,871	440,054
Fannie Mae, 5%, 1/01/2020 - 3/01/2042	15,169,707	16,184,523
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.19%, 9/01/2020	$2,028,473	$ 2,067,884
Fannie Mae, 4.58%, 1/01/2021	3,697,126	3,774,210
Fannie Mae, 2.41%, 5/01/2023	2,483,854	2,405,883
Fannie Mae, 2.55%, 5/01/2023	1,281,743	1,249,085
Fannie Mae, 3.93%, 10/01/2023	1,209,378	1,241,500
Fannie Mae, 5.25%, 8/01/2024	878,852	934,242
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	71,020,829	74,354,617
Fannie Mae, 2.683%, 12/25/2026	11,638,000	10,869,781
Fannie Mae, 3.95%, 1/01/2027	654,036	673,585
Fannie Mae, 4.01%, 1/01/2029	3,868,073	4,018,090
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	120,593	133,660
Fannie Mae, 3%, 12/01/2031 - 12/01/2046	52,414,922	50,704,716
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	4,606,922	5,034,686
Fannie Mae, 4%, 9/01/2040 - 6/01/2045	142,187,143	145,444,693
Fannie Mae, 3.5%, 1/01/2041 - 1/01/2047	101,984,866	101,491,804
Fannie Mae, 2.683%, 1/01/2042	917,056	916,144
Freddie Mac, 2.303%, 9/25/2018	1,476,599	1,473,884
Freddie Mac, 2.323%, 10/25/2018	3,577,671	3,569,827
Freddie Mac, 2.13%, 1/25/2019	12,641,135	12,604,217
Freddie Mac, 5%, 6/01/2019 - 7/01/2041	7,857,829	8,396,704
Freddie Mac, 5.5%, 6/01/2019 - 1/01/2038	2,971,516	3,205,211
Freddie Mac, 2.456%, 8/25/2019	8,243,898	8,219,236
Freddie Mac, 1.869%, 11/25/2019	7,058,254	6,969,365
Freddie Mac, 4.251%, 1/25/2020	4,342,703	4,400,865
Freddie Mac, 2.313%, 3/25/2020	8,204,088	8,133,592
Freddie Mac, 3.034%, 10/25/2020	8,349,237	8,341,449
Freddie Mac, 2.856%, 1/25/2021	3,765,630	3,745,482
Freddie Mac, 2.791%, 1/25/2022	7,153,871	7,075,130
Freddie Mac, 2.716%, 6/25/2022	3,677,393	3,624,062
Freddie Mac, 2.355%, 7/25/2022	10,625,468	10,323,638
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,103,405
Freddie Mac, 3.25%, 4/25/2023	7,830,787	7,855,616
Freddie Mac, 3.06%, 7/25/2023	5,298,995	5,267,651
Freddie Mac, 3.531%, 7/25/2023	2,816,666	2,865,452
Freddie Mac, 3.458%, 8/25/2023	16,280,782	16,466,726
Freddie Mac, 2.67%, 12/25/2024	4,982,063	4,818,604
Freddie Mac, 2.811%, 1/25/2025	7,744,684	7,543,400
Freddie Mac, 3.329%, 5/25/2025	9,013,328	9,041,268
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	16,826,479	17,212,826
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	17,197,094	18,011,118
Freddie Mac, 2.745%, 1/25/2026	18,637,000	17,896,531
Freddie Mac, 2.673%, 3/25/2026	15,673,350	14,949,979
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,908,510
Freddie Mac, 3.224%, 3/25/2027	9,573,000	9,408,015
Freddie Mac, 3.117%, 6/25/2027	17,177,017	16,718,777
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	1,400,307	1,532,235
Freddie Mac, 3.5%, 2/01/2042 - 12/01/2046	64,775,427	64,387,864
Freddie Mac, 3%, 10/01/2042 - 10/01/2046	39,000,457	37,719,989
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	2,116,168	2,272,846
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	1,990,806	2,199,494
Ginnie Mae, 4.5%, 4/15/2039 - 2/20/2042	18,583,017	19,611,980
Ginnie Mae, 4%, 10/20/2040 - 2/20/2041	5,630,834	5,808,511
Ginnie Mae, 3.5%, 11/15/2040 - 4/15/2042	9,602,740	9,654,549
		$ 827,715,204
Municipals – 1.2%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$29,043,000	$ 24,437,071
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	8,467,000	8,861,477
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	6,320,000	7,369,373
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	$4,260,000	$ 5,286,958
State of California (Build America Bonds), 7.625%, 3/01/2040	1,250,000	1,840,800
State of California (Build America Bonds), 7.6%, 11/01/2040	9,570,000	14,391,462
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,920,000	2,932,118
		$ 65,119,259
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,948,000	$ 17,853,656
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	14,712,000	13,550,640
		$ 31,404,296
Network & Telecom – 0.8%
AT&T, Inc, 5.25%, 3/01/2037	$20,055,000	$ 20,077,468
AT&T, Inc., 4.5%, 5/15/2035	18,013,000	16,850,615
AT&T, Inc., 4.75%, 5/15/2046	7,387,000	6,773,145
		$ 43,701,228
Oils – 0.5%
Andeavor, 3.8%, 4/01/2028	$4,605,000	$ 4,401,616
Marathon Petroleum Corp., 4.75%, 9/15/2044	18,425,000	18,039,217
Marathon Petroleum Corp., 5.85%, 12/15/2045	5,043,000	5,449,807
		$ 27,890,640
Other Banks & Diversified Financials – 2.0%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$3,408,000	$ 3,711,994
BPCE S.A., 4.5%, 3/15/2025 (n)	7,513,000	7,376,466
Capital One Financial Corp., 3.75%, 3/09/2027	14,237,000	13,541,319
Capital One Financial Corp., 3.8%, 1/31/2028	14,264,000	13,623,635
Citigroup, Inc., 4.4%, 6/10/2025	3,256,000	3,244,253
Compass Bank, 2.875%, 6/29/2022	22,375,000	21,555,234
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR to 8/29/2049 (n)	13,740,000	14,985,119
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR to 12/31/2165 (n)	15,364,000	14,019,650
SunTrust Banks, Inc., 3.3%, 5/15/2026	11,450,000	10,776,400
		$ 102,834,070
Pharmaceuticals – 0.4%
Actavis Funding SCS, 3.8%, 3/15/2025	$22,785,000	$ 22,355,541
Gilead Sciences, Inc., 2.35%, 2/01/2020	1,062,000	1,050,886
		$ 23,406,427
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$7,042,000	$ 7,013,392
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,876,000	$ 2,917,747
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$8,618,000	$ 8,564,128
Retailers – 0.3%
Best Buy Co., Inc., 5.5%, 3/15/2021	$14,246,000	$ 14,883,614
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT, 3.55%, 7/15/2027	$23,507,000	$ 21,938,141
Crown Castle International Corp., 2.25%, 9/01/2021	7,361,000	7,053,622
Crown Castle International Corp., 3.2%, 9/01/2024	4,931,000	4,686,242
Crown Castle International Corp., 3.7%, 6/15/2026	3,950,000	3,737,535
Crown Castle International Corp., 4%, 3/01/2027	1,862,000	1,804,360
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Crown Castle International Corp., 3.8%, 2/15/2028	$4,853,000	$ 4,615,043
SBA Tower Trust, 2.898%, 10/15/2044 (n)	7,030,000	6,982,523
		$ 50,817,466
Tobacco – 1.1%
BAT Capital Corp., 3.222%, 8/15/2024 (z)	$37,270,000	$ 35,596,682
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	15,574,000	15,453,802
Reynolds American, Inc., 8.125%, 6/23/2019	4,620,000	4,828,993
		$ 55,879,477
Transportation - Services – 0.3%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,863,000	$ 1,853,145
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,169,000	13,871,718
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,327,000	1,255,820
		$ 16,980,683
U.S. Government Agencies and Equivalents – 1.0%
Small Business Administration, 6.35%, 4/01/2021	$823	$ 844
Small Business Administration, 6.34%, 5/01/2021	1,639	1,674
Small Business Administration, 6.44%, 6/01/2021	1,964	2,020
Small Business Administration, 5.34%, 11/01/2021	14,602	14,854
Small Business Administration, 6.07%, 3/01/2022	9,182	9,425
Small Business Administration, 4.35%, 7/01/2023	87,538	89,347
Small Business Administration, 4.98%, 11/01/2023	143,388	147,885
Small Business Administration, 4.89%, 12/01/2023	126,462	129,912
Small Business Administration, 4.93%, 1/01/2024	147,709	152,019
Small Business Administration, 4.34%, 3/01/2024	230,066	233,338
Small Business Administration, 5.18%, 5/01/2024	170,258	174,565
Small Business Administration, 5.52%, 6/01/2024	162,789	168,240
Small Business Administration, 5.19%, 7/01/2024	180,302	185,228
Small Business Administration, 4.86%, 10/01/2024	114,987	117,574
Small Business Administration, 4.57%, 6/01/2025	347,308	353,188
Small Business Administration, 4.76%, 9/01/2025	1,086,555	1,109,604
Small Business Administration, 5.39%, 12/01/2025	83,824	86,733
Small Business Administration, 5.35%, 2/01/2026	491,314	506,987
Small Business Administration, 3.25%, 11/01/2030	1,921,667	1,931,146
Small Business Administration, 2.85%, 9/01/2031	3,152,002	3,106,174
Small Business Administration, 2.37%, 8/01/2032	2,109,059	2,030,515
Small Business Administration, 2.13%, 1/01/2033	3,268,759	3,095,833
Small Business Administration, 2.21%, 2/01/2033	904,951	863,068
Small Business Administration, 2.22%, 3/01/2033	3,505,785	3,342,933
Small Business Administration, 2.08%, 4/01/2033	5,593,276	5,288,606
Small Business Administration, 2.45%, 6/01/2033	6,732,476	6,539,799
Small Business Administration, 3.15%, 7/01/2033	8,537,493	8,545,842
Small Business Administration, 3.16%, 8/01/2033	8,105,474	8,125,042
Small Business Administration, 3.62%, 9/01/2033	4,831,815	4,901,833
		$ 51,254,228
U.S. Treasury Obligations – 26.4%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$9,176,000	$ 11,048,836
U.S. Treasury Bonds, 5%, 5/15/2037	2,338,000	3,004,421
U.S. Treasury Bonds, 4.375%, 2/15/2038	3,136,000	3,759,402
U.S. Treasury Bonds, 3.5%, 2/15/2039	37,732,000	40,413,036
U.S. Treasury Bonds, 4.5%, 8/15/2039	82,205,100	100,694,826
U.S. Treasury Bonds, 2.875%, 5/15/2043	87,127,000	84,036,714
U.S. Treasury Bonds, 2.5%, 2/15/2045	29,323,000	26,228,049
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	26,552,281
U.S. Treasury Bonds, 3%, 2/15/2048	32,903,200	32,369,808
U.S. Treasury Notes, 1%, 11/30/2018	176,884,000	176,248,321
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.75%, 2/15/2019	$62,952,900	$ 63,117,660
U.S. Treasury Notes, 1%, 6/30/2019	62,935,000	62,131,104
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	81,292,000	80,691,837
U.S. Treasury Notes, 1.625%, 11/30/2020	306,297,000	298,711,365
U.S. Treasury Notes, 1.75%, 11/30/2021	165,691,000	160,215,429
U.S. Treasury Notes, 1.75%, 9/30/2022	103,311,000	98,968,710
U.S. Treasury Notes, 2.75%, 5/31/2023	105,096,000	104,664,942
		$ 1,372,856,741
Utilities - Electric Power – 2.6%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$9,008,000	$ 8,637,224
AEP Transmission Co. LLC, 4%, 12/01/2046	7,883,000	7,627,119
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	7,489,000	8,318,863
Dominion Resources, Inc., 3.625%, 12/01/2024	15,261,000	14,863,448
Dominion Resources, Inc., 3.9%, 10/01/2025	2,892,000	2,857,671
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	27,962,000	25,968,549
Enel Finance International N.V., 3.5%, 4/06/2028 (z)	30,206,000	27,365,561
Exelon Corp., 3.497%, 6/01/2022	2,252,000	2,228,596
Firstenergy Corp., 4.85%, 7/15/2047	17,208,000	17,676,439
PPL Capital Funding, Inc., 5%, 3/15/2044	3,924,000	4,093,843
PPL Corp., 3.5%, 12/01/2022	3,299,000	3,272,282
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	10,545,000	10,950,528
		$ 133,860,123
Total Bonds		$5,330,679,208
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 1.98% (v)	81,728,426	$ 81,720,253
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
U.S. Treasury Obligations – 0.0%
U.S. Treasury Note 10yr Futures – August 2018 @ $117	Put	Merrill Lynch International	$536,681,906	4,494	$70,219
Other Assets, Less Liabilities – (3.9)%	(205,275,557)
Net Assets – 100.0%	$5,207,194,123
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $81,720,253 and $5,330,749,427, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $723,237,303, representing 13.9% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

10

Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 3.639% (LIBOR-3mo. + 1.30%), 1/15/2028	12/12/17	$16,000,000	$15,787,648
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.583% (LIBOR-3mo. + 1.25%), 10/18/2027	10/04/17	8,340,000	8,254,490
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.983% (LIBOR-3mo. + 1.7%), 10/18/2027	10/04/17	3,070,000	3,035,681
Ambac Assurance Corp., 5.1%, 6/07/2020	2/14/18	6,345	18,564
Ambac LSNI, LLC, FLR, 7.337% (LIBOR-3mo. + 5%), 2/12/2023	2/14/18	14,808	63,567
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.212% (LIBOR-1mo. + 1.15%), 6/15/2028	5/23/18	18,855,000	18,878,565
Ballyrock Ltd., CLO, FLR, 3.511% (LIBOR-3mo. + 1.18%), 5/20/2025	5/10/16	1,449,073	1,457,740
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 2.922% (LIBOR-1mo. + 0.85%), 1/15/2033	3/13/18	13,934,734	13,952,626
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.322% (LIBOR-1mo. + 1.25%), 1/15/2033	3/13/18	8,360,841	8,374,402
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.476% (LIBOR-1mo. + 2.7%), 1/15/2033	3/13/18	2,229,557	2,236,973
BAT Capital Corp., 3.222%, 8/15/2024	8/08/17-8/09/17	37,310,709	35,596,682
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	505	400
Bayview Commercial Asset Trust, FLR, 2.374% (LIBOR-1mo. + 0.31%), 8/25/2035	6/09/05	215,678	204,903
Bayview Commercial Asset Trust, FLR, 2.334% (LIBOR-1mo. + 0.27%), 4/25/2036	2/23/06	169,637	160,537
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.672% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	1,703,311	1,569,098
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	21,590,774	21,633,748
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029	10/24/17	13,557,842	13,403,928
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030	4/11/18	14,169,561	14,103,768
Commercial Mortgage Asset Trust, 1.337%, 1/17/2032	8/25/03	0	11
CRH America Finance, Inc., 3.95%, 4/04/2028	3/27/18	17,912,655	17,463,422
Enel Finance International N.V., 3.5%, 4/06/2028	10/03/17	29,856,417	27,365,561
Exantas Capital Corp CLO Ltd., 2018-RS06, “B”, FLR, 3.22% (LIBOR-1mo. + 1.15%), 6/15/2035	6/07/18	5,150,000	5,152,043
Falcon Franchise Loan LLC, 8.149%, 1/05/2023	1/18/02	0	314
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	7,999,463	7,866,616
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.841% (LIBOR-3mo. + 1.7%), 7/18/2031	5/17/18	15,920,000	15,919,316
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	14,712,000	13,550,640
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.621% (LIBOR-1mo. + 2.55%), 5/15/2028	5/18/18	5,705,000	5,715,458
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023	3/06/18	7,284,197	7,238,418
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.689% (LIBOR-3mo. + 1.35%), 7/15/2027	10/27/17	13,240,000	13,226,575
Preferred Term Securities XIX Ltd., CDO, FLR, 2.691% (LIBOR-3mo. + 0.35%), 12/22/2035	9/08/05-3/28/11	5,141,750	4,886,569
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.51% (LIBOR-1mo. + 1.5%), 1/15/2035	7/20/18	9,409,500	9,409,499
TICP CLO Ltd., 2018-IA, “A2”, FLR, 3.862% (LIBOR-3mo. + 1.5%), 4/26/2028	4/17/18	16,262,022	16,242,159
Total Restricted Securities			$302,769,921
% of Net assets			5.8%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Derivative Contracts at 7/31/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	2,172	$276,081,562	September – 2018	$ 1,852,180
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,139	$452,131,125	September – 2018	$(1,333,490)
11

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Bond 30 yr	Long	USD	200	$31,381,250	September – 2018	$ (280,502)
						$(1,613,992)
At July 31, 2018, the fund had liquid securities with an aggregate value of $2,017,004 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
12

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).
13

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$70,219	$—	$—	$70,219
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,424,110,969	—	1,424,110,969
Non-U.S. Sovereign Debt	—	41,824,856	—	41,824,856
Municipal Bonds	—	65,119,259	—	65,119,259
U.S. Corporate Bonds	—	1,651,751,529	—	1,651,751,529
Residential Mortgage-Backed Securities	—	833,077,056	—	833,077,056
Commercial Mortgage-Backed Securities	—	438,282,868	—	438,282,868
Asset-Backed Securities (including CDOs)	—	450,296,616	—	450,296,616
Foreign Bonds	—	426,216,055	—	426,216,055
Mutual Funds	81,720,253	—	—	81,720,253
Total	$81,790,472	$5,330,679,208	$—	$5,412,469,680
Other Financial Instruments
Futures Contracts - Assets	$1,852,180	$—	$—	$1,852,180
Futures Contracts - Liabilities	(1,613,992)	—	—	(1,613,992)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	49,547,756	321,720,658	(289,539,988)	81,728,426
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$2,622	$(4,631)	$—	$331,534	$81,720,253

14

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 17, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 17, 2018

*	Print name and title of each signing officer under his or her signature.